UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number  811-07751
Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: November 30, 2024

Item 1.   Reports to Stockholders.

Semi-Annual Shareholder Report November 30, 2024

Nuveen Kansas Municipal Bond Fund
Class A Shares/FKSTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$43	0.85%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$206,605,526

Total number of portfolio holdings	149

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R101_SAR_1124 4082523-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Kansas Municipal Bond Fund
Class C Shares/FAFOX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$84	1.65%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$206,605,526

Total number of portfolio holdings	149

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R671_SAR_1124 4082523-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Kansas Municipal Bond Fund
Class I Shares/FRKSX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.65%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$206,605,526

Total number of portfolio holdings	149

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R408_SAR_1124 4082523-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Kentucky Municipal Bond Fund
Class A Shares/FKYTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$56	1.10%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$245,336,358

Total number of portfolio holdings	94

Portfolio turnover (%)	7%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R507_SAR_1124 4082532-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Kentucky Municipal Bond Fund
Class C Shares/FKCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$97	1.90%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$245,336,358

Total number of portfolio holdings	94

Portfolio turnover (%)	7%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R663_SAR_1124 4082532-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Kentucky Municipal Bond Fund
Class I Shares/FKYRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$46	0.90%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$245,336,358

Total number of portfolio holdings	94

Portfolio turnover (%)	7%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R804_SAR_1124 4082532-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Michigan Municipal Bond Fund
Class A Shares/FMITX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$44	0.86%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$238,556,580

Total number of portfolio holdings	125

Portfolio turnover (%)	12%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R853_SAR_1124 4082553-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Michigan Municipal Bond Fund
Class C Shares/FAFNX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$84	1.66%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$238,556,580

Total number of portfolio holdings	125

Portfolio turnover (%)	12%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R655_SAR_1124 4082553-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Michigan Municipal Bond Fund
Class I Shares/NMMIX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.66%
* Annualized for period less than one year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$238,556,580

Total number of portfolio holdings	125

Portfolio turnover (%)	12%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R820_SAR_1124 4082553-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Missouri Municipal Bond Fund
Class A Shares/FMOTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$39	0.77%
* Annualized for a period less than a year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$527,219,866

Total number of portfolio holdings	241

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R812_SAR_1124 4082566-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Missouri Municipal Bond Fund
Class C Shares/FAFPX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$80	1.57%
* Annualized for a period less than a year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$527,219,866

Total number of portfolio holdings	241

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R648_SAR_1124 4082566-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Missouri Municipal Bond Fund
Class I Shares/FMMRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.57%
* Annualized for a period less than a year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$527,219,866

Total number of portfolio holdings	241

Portfolio turnover (%)	6%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R770_SAR_1124 4082566-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Ohio Municipal Bond Fund
Class A Shares/FOHTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$40	0.79%
* Annualized for a period less than a year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$554,358,096

Total number of portfolio holdings	213

Portfolio turnover (%)	4%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R762_SAR_1124 4082579-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Ohio Municipal Bond Fund
Class C Shares/FAFMX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$80	1.59%
* Annualized for a period less than a year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$554,358,096

Total number of portfolio holdings	213

Portfolio turnover (%)	4%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R630_SAR_1124 4082579-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Ohio Municipal Bond Fund
Class I Shares/NXOHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.59%
* Annualized for a period less than a year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$554,358,096

Total number of portfolio holdings	213

Portfolio turnover (%)	4%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R739_SAR_1124 4082579-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Wisconsin Municipal Bond Fund
Class A Shares/FWIAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$68	1.34%
* Annualized for a period less than a year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$68,028,878

Total number of portfolio holdings	64

Portfolio turnover (%)	3%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R721_SAR_1124 4082602-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Wisconsin Municipal Bond Fund
Class C Shares/FWCCX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$108	2.14%
* Annualized for a period less than a year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$68,028,878

Total number of portfolio holdings	64

Portfolio turnover (%)	3%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R622_SAR_1124 4082602-0126

2

Semi-Annual Shareholder Report November 30, 2024

Nuveen Wisconsin Municipal Bond Fund
Class I Shares/FWIRX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$58	1.14%
* Annualized for a period less than a year.

Fund Statistics (as of November 30, 2024)

Fund net assets	$68,028,878

Total number of portfolio holdings	64

Portfolio turnover (%)	3%

1	continued>>

What did the Fund invest in? (as of November 30, 2024)

(1) Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
(2) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R689_SAR_1124 4082602-0126

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Portfolio of Investments November 30, 2024
Kansas Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.5%
X 201,492,216 MUNICIPAL BONDS - 97.5%   X –
CONSUMER STAPLES - 4.4%
$ 4,080,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3 .000% 06/01/48 $ 3,085,220
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 910,346
1,120,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 1,125,950
900,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 897,244
425,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 434,606
280,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 281,409
2,510,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,355,013
TOTAL CONSUMER STAPLES 9,089,788
EDUCATION AND CIVIC ORGANIZATIONS - 5.4%
4,500,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/47 4,380,704
2,000,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/52 1,916,955
250,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2016A
4 .000 03/01/27 250,100
370,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/45 365,031
425,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/46 421,022
480,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/47 474,734
1,000,000 (a) Topeka, Kansas, Economic Development Revenue Bonds, YMCA
Project, Refunding Series 2011A
6 .500 09/01/32 220,000
3,135,000 Washburn University of Topeka, Kansas, Revenue Bonds, Series
2015A
5 .000 07/01/35 3,162,276
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 11,190,822
HEALTH CARE - 8.8%
385,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 407,207
440,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/29 438,401
445,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/30 442,446
50,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/31 49,533
1,075,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,057,526
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 355,599
875,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5 .000 02/15/36 906,567
740,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 828,853
285,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 305,952
305,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/43 311,921
5,000,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/48 5,096,068

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 270,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Mandatory Put 11/15/26)
5 .000% 11/15/52 $ 279,848
920,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/27 955,797
295,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/29 314,277
2,000,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015
4 .000 09/01/40 2,002,151
500,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, KU Health System, Refunding & Improvement Series 2015
5 .000 09/01/45 503,822
1,580,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
4 .000 03/01/42 1,560,388
2,250,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
5 .000 03/01/47 2,294,110
TOTAL HEALTH CARE 18,110,466
HOUSING/MULTIFAMILY - 0.7%
1,500,000 Kansas Development Finance Authority, Multifamily Housing
Bonds, M-Tebs Riverstone Sycamore Village Series 2024J-1
4 .170 11/01/41 1,518,887
TOTAL HOUSING/MULTIFAMILY 1,518,887
LONG-TERM CARE - 1.4%
2,500,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5 .250 11/15/53 1,897,976
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .875 05/15/50 1,025,100
TOTAL LONG-TERM CARE 2,923,076
TAX OBLIGATION/GENERAL - 32.5%
1,120,000 Allen County Unified School District 257 Iola, Kansas, General
Obligation Bonds, School Building Series 2019A - BAM Insured
4 .000 09/01/33 1,148,435
1,150,000 Allen County Unified School District 257 Iola, Kansas, General
Obligation Bonds, School Building Series 2019A - BAM Insured
4 .000 09/01/34 1,177,115
1,000,000 Allen County Unified School District 257 Iola, Kansas, General
Obligation Bonds, School Building Series 2019A - BAM Insured
3 .000 09/01/38 934,826
1,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, Refunding Series 2016A - BAM Insured
4 .000 09/01/35 1,014,630
3,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, School Building Series 2016B - BAM Insured
4 .000 09/01/43 3,006,029
100,000 Douglas County Unified School District 497, Kansas, General
Obligation Bonds, Series 2017A
3 .125 09/01/37 96,039
500,000 Geary County Unified School District 475, Kansas, General
Obligation Bonds, Refunding Series 2021B
3 .000 09/01/43 434,128
1,000,000 Harvey County Unified School District 440, Harvey County,
Kansas, General Obligation Bonds, Halstead- Bentley, Series
2024 - BAM Insured
5 .000 09/01/49 1,060,094
5,000,000 Harvey County Unified School District 460, Hesston, Kansas,
General Obligation Bonds, Series 2022 - BAM Insured
5 .000 09/01/52 5,276,576
2,500,000 Johnson County Unified School District 229, Blue Valley, Kansas,
General Obligation Bonds, School Series 2020A
2 .500 10/01/39 2,009,546
2,070,000 Johnson County Unified School District 229, Blue Valley, Kansas,
General Obligation Bonds, School Series 2022A
5 .000 10/01/28 2,249,088
1,610,000 Johnson County Unified School District 229, Blue Valley, Kansas,
General Obligation Bonds, School Series 2022A
5 .000 10/01/31 1,834,905
1,490,000 Johnson County Unified School District 231 Gardner Edgerton,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2016A
5 .000 10/01/33 1,509,314
3,585,000 Johnson County Unified School District 512, Shawnee Mission,
Kansas, General Obligation Bonds, Improvement Series 2023A
5 .000 10/01/40 4,041,281
10,000,000 Johnson County Unified School District 512, Shawnee Mission,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2021A
3 .000 10/01/41 8,939,584

Portfolio of Investments November 30, 2024
(continued)
Kansas Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,000,000 Johnson County, Kansas, General Obligation Bonds, Internal
Improvement Series 2018A
4 .000% 09/01/34 $ 5,079,892
1,290,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Improvement Series 2016B
4 .000 09/01/33 1,300,109
620,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Refunding Series 2016
5 .000 09/01/26 642,765
1,000,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Series 2018A
5 .000 09/01/34 1,067,815
1,000,000 Leavenworth County Unified School District 464, Tonganoxie,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2019A
4 .000 09/01/45 969,964
500,000 Linn County Unified School District 362, Kansas, General
Obligation Bonds, Series 2020
3 .000 09/01/35 474,584
1,000,000 Lyon County Unified School District 253 Emporia, Kansas,
General Obligation Bonds, Series 2019
3 .000 09/01/44 839,435
910,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/40 1,100,823
975,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/41 1,177,473
205,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/31 200,679
200,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/34 190,825
1,130,000 Riley County Unified School District 383, Manhattan-Ogen,
Kansas, General Obligation Bonds, Refunding Series 2016
4 .000 09/01/29 1,150,773
2,530,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
3 .000 09/01/33 2,440,692
500,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
2 .000 09/01/34 414,635
465,000 Sedgwick County Unified School District 262, Kansas, General
Obligation Bonds, Refunding Series 2017 - BAM Insured
4 .000 09/01/30 476,113
1,000,000 Sedgwick County Unified School District 265 Goddard, Kansas,
General Obligation Bonds, School Building Series 2017A - BAM
Insured
3 .000 10/01/32 955,520
1,650,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/31 1,683,347
500,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/32 508,740
1,250,000 Wabaunsee County Unified School District 330 Mission Valley,
Kansas, General Obligation Bonds, Series 2022 - BAM Insured
5 .500 09/01/47 1,370,548
2,000,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
5 .000 12/01/39 2,020,782
500,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
4 .250 12/01/44 497,268
1,255,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 3 .250 12/01/36 1,221,635
1,720,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 4 .000 12/01/39 1,753,709
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/40 1,056,210
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/41 1,053,276
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
4 .000 09/01/48 975,468
200,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2015A
3 .000 08/01/28 196,663
1,515,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2020A - BAM
Insured
3 .000 08/01/30 1,506,899
TOTAL TAX OBLIGATION/GENERAL 67,058,232

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 21.5%
$ 500,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000% 06/01/28 $ 525,478
1,380,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/29 1,449,041
2,295,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/30 2,408,124
1,320,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/31 1,384,472
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/34 1,009,509
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 1,004,036
2,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/25 2,027,830
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/30 1,026,508
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/32 1,024,497
2,275,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 2,327,072
1,250,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,256,699
2,630,000 Johnson County Community College, Kansas, Certificates of
Participation, Series 2017
4 .000 10/01/28 2,686,269
815,000 Johnson County Community College, Kansas, Certificates of
Participation, Series 2017
3 .000 10/01/31 793,940
1,000,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2015B
5 .000 09/01/29 1,014,339
1,500,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2015B
5 .000 09/01/35 1,518,058
2,240,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2017A
5 .000 09/01/33 2,357,150
1,000,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas Projects, Refunding Series 2019F
3 .000 11/01/33 967,351
1,170,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
4 .000 09/01/30 1,193,757
1,350,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
3 .000 09/01/34 1,306,909
2,100,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 2,186,849
7,735,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/44 7,855,285
200,000 (a) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5 .250 12/15/29 90,000
200,000 (a) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6 .100 12/15/34 90,000
2,775,000 (a) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 888,000
335,000 Ozawkie Kansas, General Obligation Refunding Bonds, Series
2020
3 .000 09/01/39 306,647
1,765,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,782,040
1,255,000 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds,
Legends Appartments Garage & West Lawn Project, Series 2018
4 .500 06/01/40 1,257,078
1,260,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014
5 .000 12/01/26 1,262,050
1,175,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project Area
1 and 2A, Series 2015
5 .750 09/01/32 1,110,970

Portfolio of Investments November 30, 2024
(continued)
Kansas Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 290,000 Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas
International Speedway Corporation, Series 1999
0 .000% 12/01/27 $ 256,384
TOTAL TAX OBLIGATION/LIMITED 44,366,342
TRANSPORTATION - 3.6%
1,120,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/51 1,120,128
1,065,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A
5 .000 09/01/31 1,167,501
1,100,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A
5 .000 09/01/38 1,186,700
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/34 2,502,994
1,515,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 1,515,026
TOTAL TRANSPORTATION 7,492,349
U.S. GUARANTEED - 4.1% (b)
1,500,000 (c) Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series
2015B, (Pre-refunded 6/01/25)
5 .000 06/01/42 1,507,262
1,250,000 Johnson County Unified School District 512, Shawnee Mission,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2015A, (Pre-refunded 10/01/25)
5 .000 10/01/34 1,270,508
40,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B, (Pre-
refunded 11/15/28)
5 .000 11/15/54 42,711
365,000 Leavenworth County Unified School District 453, Kansas, General
Obligation Bonds, Series 2018A, (Pre-refunded 9/01/26)
4 .000 09/01/37 372,727
2,155,000 Leavenworth County Unified School District 453, Kansas, General
Obligation Bonds, Series 2018A, (Pre-refunded 9/01/26)
4 .000 09/01/38 2,200,619
15,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Pre-refunded 11/15/26)
5 .000 11/15/52 15,603
2,000,000 Sedgwick County Unified School District 260, Kansas, General
Obligation Bonds, Refunding & School Building Series 2018B,
(Pre-refunded 10/01/26)
5 .000 10/01/40 2,078,511
1,000,000 Wyandotte County Unified School District 500, Kansas, General
Obligation Bonds, Improvement Series 2016A, (Pre-refunded
9/01/26)
4 .125 09/01/37 1,024,147
TOTAL U.S. GUARANTEED 8,512,088
UTILITIES - 15.1%
130,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 130,017
600,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
5 .000 09/01/27 631,690
1,135,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
4 .000 09/01/29 1,160,957
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/31 1,097,894
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/32 1,106,300
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/33 1,113,836
800,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/34 895,250
2,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 2,081,544
1,165,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000 10/01/37 1,201,805
3,750,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000 10/01/40 3,849,785
150,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 161,453

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000% 04/01/33 $ 1,026,177
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/34 1,026,441
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/35 1,026,441
2,480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/27 2,488,058
1,065,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/31 1,074,831
480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2005RR - AGC Insured
5 .000 07/01/28 479,943
475,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/28 468,844
355,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/29 349,802
780,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/30 768,082
580,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/31 567,900
785,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/30 822,640
740,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/31 773,335
1,595,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 1,505,056
1,105,000 Wichita, Kansas, Water and Sewer Utility Revenue Bonds,
Refunding Series 2017B
5 .000 10/01/26 1,150,188
2,000,000 Wyandotte County/Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Refunding & Improvement Series
2014A
5 .000 09/01/44 2,000,798
2,250,000 Wyandotte County-Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Improvement Series 2016A
5 .000 09/01/40 2,271,099
TOTAL UTILITIES 31,230,166
TOTAL MUNICIPAL BONDS
(Cost $209,963,222) 201,492,216
TOTAL LONG-TERM INVESTMENTS
(Cost $209,963,222) 201,492,216
OTHER ASSETS & LIABILITIES, NET - 2.5% 5,113,310
NET ASSETS - 100% $ 206,605,526
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,637,279 or 0.8% of Total Investments.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
Kentucky Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 107.3%
X 263,337,586 MUNICIPAL BONDS - 107.3%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 18.2%
$ 155,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5.000% 03/01/39 $ 154,363
4,700,000 Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Danville, Centre College Project, Series
2021
4.000 06/01/46 4,572,207
4,200,000 Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Danville, Centre College Project, Series
2021
4.000 06/01/51 3,978,489
1,040,000 Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Stamping Ground, Transylvania University
Project, Refunding Series 2021A
4.000 03/01/46 958,995
705,000 Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Stamping Ground, Transylvania University
Project, Refunding Series 2021A
4.000 03/01/49 639,888
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/33 2,011,564
5,320,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 07/01/40 5,336,465
2,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 2,505,220
500,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
5.000 06/01/31 525,831
1,450,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
2.125 06/01/32 1,263,889
1,000,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5.000 06/01/28 1,038,760
700,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5.000 06/01/29 731,971
3,025,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4.000 11/01/51 2,981,083
2,850,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4.000 11/01/56 2,799,502
1,125,000 Murray State University, Kentucky, General Receipts Bonds, Series
2015A
5.000 03/01/26 1,129,881
1,075,000 Murray State University, Kentucky, General Receipts Bonds, Series
2015A
5.000 03/01/27 1,079,886
250,000 University of Kentucky, General Receipts Bonds, Series 2016A 5.000 04/01/32 251,128
4,535,000 University of Kentucky, General Receipts Bonds, Series 2018A 4.000 10/01/32 4,572,172
2,000,000 University of Kentucky, Lease Purchase Obligations Bonds, UK
Healthcare Cancer Center Parking Project, Series 2024
5.000 10/01/49 2,168,794
3,450,000 University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2016D
5.000 03/01/32 3,542,704
2,500,000 University of Louisville, Kentucky, Revenue Bonds, Refunding
General Reciepts Series 2016C
4.000 09/01/28 2,531,670
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 44,774,462
HEALTH CARE - 21.5%
9,190,000 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian
Regional Healthcare Project, Series 2021 - AGM Insured
4.000 07/01/51 8,964,263
8,000,000 Kentucky Bond Development Corporation, Hospital Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Refunding Series
2016
5.000 05/01/39 8,152,335
3,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017B
5.000 08/15/41 3,090,901
500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.250 06/01/41 510,365
2,500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/45 2,526,232

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 6,385,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000% 08/01/44 $ 6,653,646
100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5.000 08/01/37 106,130
100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5.000 08/01/38 105,977
2,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5.000 08/01/44 2,605,186
3,690,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5.000 05/15/52 3,853,469
4,500,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A - AGM Insured
5.000 05/15/52 4,746,312
2,000,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2023A
5.000 10/01/42 2,172,713
2,000,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5.000 08/01/37 2,018,268
600,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5.000 04/01/25 603,165
500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5.000 04/01/26 512,363
500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5.000 04/01/27 522,272
1,980,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5.000 10/01/33 1,981,149
2,000,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5.000 10/01/37 2,001,166
1,500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2024
5.250 04/01/54 1,631,344
TOTAL HEALTH CARE 52,757,256
MATERIALS - 0.5%
1,180,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022A, (AMT)
4.700 01/01/52 1,180,661
TOTAL MATERIALS 1,180,661
TAX OBLIGATION/GENERAL - 8.5%
5,780,000 (a) Covington, Kentucky, General Obligation Bonds, Series 2024C,
(UB)
4.250 12/01/54 5,815,124
5,000,000 (a) Jefferson County School District, Kentucky, General Obligation
Bonds, Series 2024A, (UB)
4.000 09/01/40 5,029,697
3,000,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, General Obligation Bonds, Series 2023A
5.000 12/01/39 3,426,901
5,685,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, General Obligation Bonds, Series 2023A
5.000 12/01/40 6,477,455
TOTAL TAX OBLIGATION/GENERAL 20,749,177
TAX OBLIGATION/LIMITED - 34.5%
2,545,000 Bullitt County School District, Kentucky, General Obligation
Bonds, Series 2024A
5.000 12/01/41 2,848,989
3,500,000 Christian County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2023 - AGM Insured
4.500 10/01/53 3,653,709
4,375,000 Kentucky Bond Development Corporation, Kentucky, Industrial
Building Revenue Bonds, Kentucky Communications Network
Authority, Series 2019 - BAM Insured
5.000 09/01/49 4,602,083
7,400,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5.000 09/01/48 7,623,930

Portfolio of Investments November 30, 2024
(continued)
Kentucky Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
4.000% 12/01/41 $ 1,000,976
13,650,000 (a) Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured, (UB)
4.000 12/01/41 13,663,325
4,100,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5.000 12/01/45 4,246,259
7,000,000 (a) Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017, (UB)
5.000 04/01/32 7,301,991
6,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017
5.000 04/01/38 6,225,050
1,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 126, Series 2022A
5.000 05/01/42 1,093,687
1,930,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series 2017A
5.000 07/01/33 2,032,232
5,000,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series 2017B
5.000 07/01/28 5,289,447
2,650,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4.125 09/01/41 2,707,516
2,765,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4.250 09/01/42 2,822,263
2,870,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4.250 09/01/43 2,921,954
1,910,000 Nelson County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2024
5.000 06/01/44 2,054,314
995,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B
5.500 12/01/60 874,597
2,460,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Skypoint Project, Refunding Series 2023
5.500 09/01/50 2,400,770
1,205,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 860,636
1,799,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 1,804,875
89,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 89,402
1,370,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 1,374,992
4,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 4,180,036
3,000,000 (b) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5.500 12/01/52 3,003,837
TOTAL TAX OBLIGATION/LIMITED 84,676,870
TRANSPORTATION - 6.9%
1,635,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5.000 01/01/25 1,637,257
1,750,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5.000 01/01/31 1,781,721
1,210,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5.000 01/01/33 1,230,740
4,320,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2019
5.000 01/01/49 4,491,782
3,000,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2024A,
(AMT)
5.250 01/01/54 3,216,970
700,000 Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B
0.000 07/01/32 472,101

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6.600% 07/01/39 $ 1,176,167
1,555,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5.000 07/01/31 1,556,264
1,500,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5.000 07/01/32 1,501,163
TOTAL TRANSPORTATION 17,064,165
UTILITIES - 17.2%
5,705,000 Bowling Green, Kentucky, Water and Sewer Revenue Bonds,
Series 2019 - AGM Insured
4.000 06/01/49 5,595,042
8,300,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 6,673,794
1,375,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2018A, (AMT)
3.375 02/01/26 1,356,795
3,265,000 Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A
5.000 02/01/30 3,498,816
1,500,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Refunding Series 2019A
4.000 09/01/45 1,407,424
3,730,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2018A
4.000 05/15/37 3,781,254
365,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2014A
4.000 05/15/40 364,812
2,500,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2023C
5.000 05/15/51 2,709,887
10,000,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2003A
2.000 10/01/33 8,156,967
1,900,000 Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3.875 06/01/40 1,911,163
2,000,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds,
Refunding Series 2016A - AGM Insured
5.000 10/01/33 2,054,321
5,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series
2009A - AGC Insured
5.250 10/01/35 5,004
355,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5.000 11/01/25 357,417
1,100,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5.000 11/01/34 1,108,489
1,635,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5.000 11/01/37 1,646,740
1,400,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 1,507,070
TOTAL UTILITIES 42,134,995
TOTAL MUNICIPAL BONDS
(Cost $268,089,131) 263,337,586
TOTAL LONG-TERM INVESTMENTS
(Cost $268,089,131) 263,337,586
FLOATING RATE OBLIGATIONS - (10.1)%   (24,855,000)
OTHER ASSETS & LIABILITIES, NET - 2.8% 6,853,772
NET ASSETS - 100% $ 245,336,358
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,003,837 or 1.1% of Total Investments.

Portfolio of Investments November 30, 2024
(continued)
Kentucky Municipal Bond

AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
Michigan Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.4%
X 229,874,540 MUNICIPAL BONDS - 96.4%   X –
CONSUMER STAPLES - 0.9%
$ 1,965,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5.000% 06/01/40 $ 2,058,185
TOTAL CONSUMER STAPLES 2,058,185
EDUCATION AND CIVIC ORGANIZATIONS - 8.4%
500,000 Detroit Service Learning Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
4.000 07/01/41 452,475
1,555,000 Michigan State University, General Revenue Bonds, Refunding
Series 2023A
5.000 02/15/48 1,696,764
2,670,000 Michigan State University, General Revenue Bonds, Series 2015A 5.000 08/15/40 2,693,934
500,000 Michigan State University, General Revenue Bonds, Series 2024A 5.000 08/15/34 586,846
1,835,000 Michigan State University, General Revenue Bonds, Taxable
Series 2019A
5.000 02/15/48 1,918,931
1,800,000 Michigan Technological University, General Revenue Bonds,
Refunding Series 2015A
5.000 10/01/45 1,818,788
1,520,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5.000 10/01/47 1,602,958
1,000,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5.250 10/01/52 1,062,030
500,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5.000 12/01/32 534,236
400,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5.000 12/01/34 427,983
5,480,000 Oakland University, Michigan, General Revenue Bonds, Series
2016
5.000 03/01/47 5,536,455
560,000 Oakland University, Michigan, General Revenue Bonds, Series
2019
5.000 03/01/50 582,321
515,000 Saginaw Valley State University, Michigan, General Revenue
Bonds, Refunding Series 2016A
5.000 07/01/35 526,650
650,000 Western Michigan University, General Revenue Bonds, Refunding
Series 2015A
5.000 11/15/45 653,189
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 20,093,560
HEALTH CARE - 6.1%
5,255,000 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary
Free Bed Rehabilitatin Hospital, Series 2021A
4.000 04/01/41 5,202,025
3,000,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
4.000 02/15/47 2,877,209
3,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI-2
4.000 03/01/51 2,929,555
3,195,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019MI-1
4.000 12/01/48 3,105,259
435,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4.375 02/28/54 434,534
TOTAL HEALTH CARE 14,548,582
HOUSING/MULTIFAMILY - 0.8%
320,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1.050 10/01/27 296,232
500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1.150 04/01/28 455,835
720,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1.375 04/01/29 636,540
625,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1.600 04/01/30 554,279
TOTAL HOUSING/MULTIFAMILY 1,942,886
INDUSTRIALS - 1.2%
3,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
4.500 06/30/48 2,958,469
TOTAL INDUSTRIALS 2,958,469

Portfolio of Investments November 30, 2024
(continued)
Michigan Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 0.3%
$ 750,000 Kentwood Economic Development Corporation, Michigan,
Limited Obligation Revenue Bonds, Holland Home Obligated
Group, Refunding Series 2022
4.000% 11/15/43 $ 664,715
TOTAL LONG-TERM CARE 664,715
TAX OBLIGATION/GENERAL - 40.3%
1,350,000 Ann Arbor Public School District, Washtenaw County, Michigan,
General Obligation Bonds, School Building & Site Series 2015
5.000 05/01/25 1,360,391
825,000 Ann Arbor Public School District, Washtenaw County, Michigan,
General Obligation Bonds, School Building & Site Series 2022
5.000 05/01/42 907,938
3,000,000 Battle Creek School District, Calhoun County, Michigan, General
Obligation Bonds, Refunding & Site Series 2022
4.000 05/01/47 2,992,299
1,100,000 Birmingham Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2023
5.000 05/01/43 1,206,718
1,000,000 Bloomfield Hills Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2022
5.000 05/01/48 1,071,707
2,250,000 Byron Center Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2017I
5.000 05/01/43 2,328,267
1,000,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2018
5.000 05/01/36 1,070,247
875,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2019
5.000 05/01/41 941,576
1,310,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2019
5.000 05/01/43 1,406,664
500,000 Caledonia Community Schools, Kent, Allegan and Barry
Counties, Michigan, General Obligation Bonds, Refunding Series
2024
5.000 05/01/39 557,722
1,030,000 Calhoun County, Michigan, General Obligation Bonds, Limited
Tax Series 2023
5.000 04/01/38 1,136,397
1,275,000 Cedar Springs Public School District, Kent and Newaygo
Counties, Michigan, General Obligation Bonds, School Building
& Site Series 2023-II
5.000 05/01/51 1,362,405
1,000,000 Davison Community Schools, Genesee and Lapeer Counties,
Michigan, General Obligation Bonds, School Building and Site
Series 2022-II
5.000 05/01/38 1,110,981
60,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series 1998C
5.250 05/01/25 60,508
1,560,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5.000 01/01/39 1,692,372
2,535,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5.000 01/01/51 2,675,383
2,000,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2024, (AMT)
5.000 01/01/49 2,142,348
1,325,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series 2016
- AGM Insured
5.000 05/01/29 1,363,794
1,500,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5.000 11/01/35 1,615,314
2,600,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5.000 11/01/41 2,780,092
1,150,000 (a) Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5.000 10/01/49 1,252,707
1,700,000 (a) Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5.000 10/01/54 1,842,436
1,110,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Series 2024
5.000 04/01/37 1,266,926

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,330,000 Hemlock Public School District, Saginaw and Midland Counties,
Michigan, General Obligation Bonds, School & Building Site
Series 2022I
5.000% 05/01/52 $ 1,418,254
1,000,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Refunding Series 2023
5.000 05/01/53 1,062,867
2,040,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2020-I
4.000 05/01/45 2,046,917
3,000,000 Jackson Public Schools, Jackson County, Michigan, General
Obligation Bonds, School Building & Site Series 2018
5.000 05/01/42 3,149,339
500,000 Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017
5.000 04/01/26 514,610
500,000 Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017
5.000 04/01/31 524,764
380,000 Kalamazoo Public Schools, Michigan, General Obligation Bonds,
School Building & Site Series 2023-I - AGM Insured
5.000 05/01/48 403,657
1,075,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Series 2015
5.000 01/01/35 1,076,287
470,000 L'Anse Creuse Public Schools, Macomb County, Michigan,
General Obligation Bonds, Refunding Series 2023
5.000 05/01/32 533,741
400,000 L'Anse Creuse Public Schools, Macomb County, Michigan,
General Obligation Bonds, Refunding Series 2023
5.000 05/01/33 461,025
185,000 Lansing Community College, Michigan, General Obligation
Bonds, College Building & Site, Limited Tax Series 2017
5.000 05/01/31 196,348
2,260,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Limited Tax Capital Improvement Series 2023
- AGM Insured
4.250 06/01/48 2,251,660
2,225,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Limited Tax Capital Improvement Series 2023
- AGM Insured
4.250 06/01/53 2,216,584
2,000,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Refunding & Capital Improvement Series
2023B - AGM Insured
4.000 06/01/38 2,050,881
230,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4.000 05/01/25 230,738
375,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4.000 05/01/28 384,354
550,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4.000 05/01/29 563,218
265,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4.000 05/01/31 270,929
215,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4.000 05/01/32 219,149
1,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018
5.000 11/01/43 1,044,889
2,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4.000 11/01/50 2,424,446
7,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4.000 11/01/55 6,747,082
4,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Distributable State Aid Fifth Lien LTGO
Local Project, Refunding Financial Recovery Series 2024A
5.000 11/01/26 4,155,342
2,000,000 Michigan Finance Authority, State Aid Revenue Notes, Series
2024A-2
5.000 08/20/25 2,025,854
1,495,000 Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I
5.000 05/01/41 1,603,931
2,465,000 Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I
5.000 05/01/45 2,611,908
550,000 Muskegon County, Michigan, General Obligation Water Supply
System Bonds, Refunding Series 2015
5.000 11/01/33 558,841

Portfolio of Investments November 30, 2024
(continued)
Michigan Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,290,000 Muskegon County, Michigan, General Obligation Water Supply
System Bonds, Refunding Series 2015
5.000% 11/01/36 $ 1,309,451
3,000,000 Okemos Public School District, Ingham County, Michigan,
General Obligation Bonds, School Building & Site Series 2024-II
5.000 05/01/54 3,265,266
3,050,000 Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I
5.000 05/01/42 3,253,379
1,095,000 Royal Oak, Oakland County, Michigan, General Obligation
Bonds, Taxable Limited Tax Series 2018
5.000 04/01/43 1,157,518
580,000 South Haven Public Schools, Van Buren County, Michigan,
General Obligation Bonds, Refunding Series 2024 - AGM Insured
5.000 05/01/40 642,416
1,000,000 South Haven Public Schools, Van Buren County, Michigan,
General Obligation Bonds, School Building & Site, Series 2023II
5.000 05/01/52 1,068,761
500,000 (a) South Redford School District, Wayne County, Michigan, General
Obligation Bonds, School Building & Site, Series 2024
5.000 05/01/51 535,461
3,270,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2019
5.000 05/01/49 3,430,317
1,365,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2020
5.000 05/01/50 1,438,120
775,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2024
5.000 05/01/46 842,524
2,000,000 West Ottawa Public School District, Ottawa County, Michigan,
General Obligation Bonds, School Building & Site Series 2019
5.000 05/01/44 2,132,481
525,000 Williamston Community School District, Michigan, Unlimited Tax
General Obligation QSBLF Bonds, Series 1996 - NPFG Insured
5.500 05/01/25 530,045
670,000 Williamston Community Schools School District, Ingham County,
Michigan, General Obligation Bonds, School Building and Site
Series 2024
5.000 05/01/51 723,161
750,000 Williamston Community Schools School District, Ingham County,
Michigan, General Obligation Bonds, School Building and Site
Series 2024
5.000 05/01/54 805,899
TOTAL TAX OBLIGATION/GENERAL 96,027,606
TAX OBLIGATION/LIMITED - 15.3%
2,500,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5.000 07/01/35 2,817,221
1,500,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5.000 10/01/39 1,683,943
1,000,000 Lansing Township Downtown Development Authority, Ingham
County, Michigan, Tax Increment Bonds, Series 2013A
5.950 02/01/42 1,002,639
3,450,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5.000 04/15/38 3,490,604
1,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I
4.000 04/15/54 976,887
4,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I
4.000 10/15/46 4,006,094
9,170,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4.000 11/15/45 9,276,525
3,725,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
4.000 11/15/46 3,755,320
1,805,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 1,289,169
2,690,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 2,698,785
1,676,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 1,683,565
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 752,733
2,960,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 2,960,025
TOTAL TAX OBLIGATION/LIMITED 36,393,510

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 4.4%
$ 2,705,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Senior Series 2017A
5.000% 12/01/42 $ 2,793,261
2,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2018A
5.000 12/01/36 2,121,451
1,830,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5.000 12/01/39 2,008,612
3,330,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5.000 12/01/41 3,627,980
TOTAL TRANSPORTATION 10,551,304
U.S. GUARANTEED - 0.3% (b)
155,000 Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4.000 03/01/44 161,210
560,000 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2015, (Pre-refunded 5/15/25)
5.000 11/15/45 564,598
TOTAL U.S. GUARANTEED 725,808
UTILITIES - 18.4%
850,000 Downriver Utility Wastewater Authority, Michigan, Sewer System
Revenue Bonds, Series 2018 - AGM Insured
5.000 04/01/43 885,952
3,655,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Series 2018
5.000 01/01/48 3,789,203
1,250,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Refunding & Improvement Series 2016
5.000 01/01/41 1,268,457
1,500,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Refunding & Improvement Series 2018
5.000 01/01/43 1,563,221
2,025,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Senior Lien Series 2023A
5.000 07/01/38 2,313,991
2,500,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5.250 07/01/53 2,782,572
3,125,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Second Lien Series 2024B
5.000 07/01/36 3,581,560
170,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2023A
5.000 07/01/38 194,261
3,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5.250 07/01/53 3,339,086
1,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2017A
5.000 07/01/32 1,052,154
4,800,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5.000 07/01/44 5,095,882
12,435,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5.000 07/01/48 13,108,485
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5.000 07/01/29 1,026,611
1,230,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5.000 07/01/32 1,259,483
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5.000 07/01/33 1,022,885
1,500,000 Wyoming, Michigan, Water Supply System Revenue Bonds,
Series 2024
5.000 12/01/50 1,626,112
TOTAL UTILITIES 43,909,915
TOTAL MUNICIPAL BONDS
(Cost $227,541,624) 229,874,540
TOTAL LONG-TERM INVESTMENTS
(Cost $227,541,624) 229,874,540
OTHER ASSETS & LIABILITIES, NET - 3.6% 8,682,040
NET ASSETS - 100% $ 238,556,580
(a) When-issued or delayed delivery security.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
Missouri Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.0%
X 521,817,504 MUNICIPAL BONDS - 99.0%   X –
CONSUMER STAPLES - 2.4%
$ 3,000,000 Cape Girardeau County Industrial Development Authority,
Missouri, Solid Waste Disposal Revenue Bonds, Procter &
Gamble Products Company Project, Series 1998, (AMT)
5 .300% 05/15/28 $ 3,005,569
8,840,000 Missouri Development Finance Board, Solid Waste Disposal
Revenue Bonds, Procter and Gamble Inc., Series 1999, (AMT)
5 .200 03/15/29 9,487,745
TOTAL CONSUMER STAPLES 12,493,314
EDUCATION AND CIVIC ORGANIZATIONS - 5.8%
1,000,000 Health and Educational Facilities Authority of the State of
Missouri, Educational Facilities Revenue Bonds, University of
Central Missouri, Series 2018 A
4 .000 10/01/38 1,001,058
1,025,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2013A
5 .000 06/01/33 1,025,925
2,000,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2017A
5 .000 06/01/47 2,046,383
2,225,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southeast Missouri State University,
Refunding Series 2019
4 .000 10/01/35 2,259,663
3,470,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project,
Series 2012
5 .000 10/01/33 3,469,844
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2015
5 .000 06/15/44 1,001,913
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2015A
4 .000 10/01/42 2,003,177
600,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
4 .000 10/01/36 608,504
9,165,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
5 .000 10/01/46 9,626,636
5,840,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
4 .000 10/01/48 5,756,338
1,150,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Webster University, Refunding Series 2017
4 .000 04/01/34 898,316
1,100,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017
4 .500 10/01/40 988,956
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 30,686,713
HEALTH CARE - 22.1%
675,000 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton
County Hospital Project, Series 2017B
3 .650 07/01/27 648,115
1,455,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
5 .000 08/01/29 1,354,610
1,000,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
5 .000 08/01/30 920,757
3,110,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
4 .000 05/01/33 3,116,745
1,070,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 1,092,863
1,325,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/31 1,375,540
1,320,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/32 1,368,963
1,645,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/36 1,696,054

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,680,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021
4 .000% 03/01/46 $ 2,619,048
1,170,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4 .000 10/01/31 1,174,528
1,220,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4 .000 10/01/32 1,223,237
3,045,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/42 3,075,411
1,400,000 Joplin Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Freeman Health System, Series 2024
5 .000 02/15/42 1,503,369
8,285,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2016
5 .000 11/15/35 8,457,698
1,000,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2018A
5 .000 11/15/43 1,035,597
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2014
5 .000 01/01/44 1,000,316
12,725,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4 .000 07/01/46 12,761,607
9,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2017D, (Mandatory Put 1/01/48)
4 .000 01/01/58 8,879,665
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/49 999,280
1,475,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/44 1,475,660
2,980,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 2,980,826
2,035,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A
5 .000 11/15/33 2,058,230
4,400,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A
5 .000 11/15/39 4,437,810
845,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 845,246
2,300,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .250 11/15/48 2,300,035
3,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 3,610,747
3,535,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/47 3,522,826
1,330,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2018A
5 .000 06/01/30 1,429,314
7,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/50 7,395,128
4,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .500 12/01/48 4,515,173
8,995,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 8,769,569
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2015B
3 .500 12/01/32 1,499,348
500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2015B
3 .625 12/01/34 498,422
1,100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2019
4 .000 12/01/35 1,120,100
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
4 .000 06/01/48 961,636

Portfolio of Investments November 30, 2024
(continued)
Missouri Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
5 .000% 06/01/48 $ 1,544,549
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
4 .000 06/01/52 1,969,045
795,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/48 773,345
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
4 .000 02/15/51 1,784,469
830,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/28 835,173
2,325,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
4 .000 11/15/36 2,121,236
4,650,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/46 4,591,535
1,035,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 1,057,750
TOTAL HEALTH CARE 116,400,575
HOUSING/MULTIFAMILY - 0.2%
1,000,000 Missouri Housing Development Commission, Multifamily
Housing Revenue Bonds, Shepard Apartments Project, 2013
Series 3
5 .000 07/01/45 1,000,479
TOTAL HOUSING/MULTIFAMILY 1,000,479
HOUSING/SINGLE FAMILY - 0.2%
465,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2017A-2
3 .800 11/01/37 461,018
555,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4 .600 11/01/49 567,231
TOTAL HOUSING/SINGLE FAMILY 1,028,249
LONG-TERM CARE - 4.3%
900,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5 .250 05/15/37 889,454
555,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Bethesda Health Group, Inc., Series
2021
4 .000 08/01/41 508,619
6,550,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 6,581,904
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 1,004,871
475,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/32 479,154
1,100,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
5 .000 02/01/42 1,136,428
2,580,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 2,333,378
1,430,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/48 1,511,925
515,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/32 513,652
2,865,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/42 2,865,129
2,570,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5 .875 09/01/43 2,570,087
2,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2017
5 .000 09/01/48 1,997,086

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 500,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125% 12/01/45 $ 484,074
TOTAL LONG-TERM CARE 22,875,761
TAX OBLIGATION/GENERAL - 18.3%
1,410,000 Carl Junction School District R-1, Jasper County, Missouri,
General Obligation Bonds, Series 2024
5 .000 03/01/44 1,521,273
3,040,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, School Series 2023
5 .000 03/01/41 3,314,805
3,665,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018
4 .000 03/01/36 3,677,629
2,000,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/35 2,028,211
1,160,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/36 1,175,741
1,000,000 Clever R-V School District, Christian County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2024
5 .250 03/01/43 1,107,000
3,000,000 Columbia School District, Boone County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2015
4 .000 03/01/35 3,005,978
450,000 Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019
4 .000 03/01/36 454,841
1,800,000 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018
5 .000 03/01/36 1,874,863
3,235,000 Hazelwood School District, St. Louis County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2023A -
BAM Insured
5 .000 03/01/42 3,525,631
1,225,000 Hollister R-V School District, Taney County, Missouri, General
Obligation Bonds, School Series 2024A
5 .000 03/01/42 1,341,938
470,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A
4 .000 03/01/38 474,088
2,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, School Series 2023
5 .000 03/01/43 2,212,714
1,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, Series 2019A
5 .000 03/01/39 1,070,026
2,800,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, School Building Series 2024
5 .750 03/01/44 3,210,528
3,140,000 Jackson County Reorganized School District 4, Blue Springs,
Missouri, General Obligation Bonds, School Building and
Refunding Series 2024
5 .500 03/01/42 3,660,060
1,140,000 Jackson County Reorganized School District 4, Blue Springs,
Missouri, General Obligation Bonds, School Building Series
2018A
5 .500 03/01/37 1,253,040
1,335,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2023A
5 .500 03/01/43 1,496,980
2,000,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
5 .000 03/01/43 2,144,514
1,510,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/36 1,536,468
1,000,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/37 1,015,772
1,585,000 Marshfield, Missouri, Combined Waterworks and Sewerage
System Revenue Bones, Series 2020B - AGM Insured
5 .000 02/01/50 1,639,306
325,000 Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018
5 .000 03/01/34 333,292
685,000 Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018
5 .000 03/01/35 702,307
875,000 North Callaway County R-I School District, Missouri, General
Obligation Bonds, Series 2024
5 .000 03/01/44 917,842
3,300,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5 .250 03/01/38 3,745,376
5,000,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5 .250 03/01/40 5,607,815

Portfolio of Investments November 30, 2024
(continued)
Missouri Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 500,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500% 03/01/43 $ 584,990
1,000,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500 03/01/44 1,163,335
2,000,000 Osage School Lake Ozark, Missouri, General Obligation Bonds,
Series 2018
5 .000 03/01/37 2,047,997
2,000,000 Platte County School District Park Hill, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Refunding
Series 2017
4 .000 03/01/31 2,028,294
855,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
5 .000 03/01/42 944,350
500,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
4 .000 03/01/44 502,650
1,095,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/41 1,195,445
1,675,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/42 1,821,023
1,550,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/43 1,680,756
3,725,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5 .000 03/01/43 4,162,973
2,500,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5 .000 03/01/44 2,783,288
3,500,000 Saint Louis Board of Education, Missouri, General Obligation
Bonds, Series 2023 - AGM Insured
5 .000 04/01/41 3,832,387
3,425,000 Saint Louis County Pattonville School District R3, Missouri,
General Obligation Bonds, Series 2023
5 .250 03/01/43 3,755,878
1,500,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2023
4 .000 03/01/43 1,529,205
3,500,000 Troy R3 School District, Lincoln County, Missouri, General
Obligation Bonds, Series 2023
5 .000 03/01/37 3,792,246
1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5 .000 04/01/44 1,626,599
1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5 .000 04/01/49 1,615,194
3,760,000 Webster Groves School District, Missouri, Crossover General
Obligation Bonds, Series 2024
5 .000 03/01/43 4,107,205
860,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5 .000 04/15/40 949,288
1,040,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5 .000 04/15/41 1,141,628
1,135,000 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022 - AGM Insured
6 .000 03/01/39 1,334,461
TOTAL TAX OBLIGATION/GENERAL 96,647,230
TAX OBLIGATION/LIMITED - 17.1%
5,300,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
4 .000 10/01/48 5,247,971
340,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
4 .000 04/01/38 343,271
2,515,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
5 .000 04/01/43 2,628,075
900,000 Clay, Jackson & Platte Counties Consolidated Public Library
District 3, Missouri, Certificates of Participation, Mid-Continent
Public Library Project, Series 2018
4 .000 03/01/35 905,201
1,460,000 Conley Road Transportation District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
5 .125 05/01/41 1,462,815
500,000 Festus R-VI School District, Jefferson County, Missouri, Lease
Participation Certificates, Festus R-VI School District Project,
Series 2021B
4 .000 04/01/41 504,302
1,571,298 (a) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006
5 .000 06/01/28 329,973

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 750,000 Greene County, Missouri, Certificates of Participation, Capital
Projects, Series 2018
4 .000% 09/01/33 $ 766,913
1,000,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
3 .625 03/01/33 907,516
1,145,000 Harrisonville, Missouri, Certificates of Participation, Refunding
and Improvement, Parks Improvement Project Series 2023B
5 .000 03/01/33 1,183,204
1,745,000 Howard Bend Levee District, Missouri, Levee District
Improvement Bonds, Series 2005 - SYNCORA GTY Insured
5 .500 03/01/26 1,771,870
1,000,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
4 .875 03/01/33 999,984
1,300,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
5 .000 03/01/38 1,288,209
2,000,000 Jackson County, Missouri, Special Obligation Bonds, Series
2023A
5 .250 12/01/47 2,191,581
925,000 Kansas City Industrial Development Authority, Missouri,
Downtown Redevelpment District Revenue Bonds, Series 2011A
5 .000 09/01/32 926,490
700,000 (b) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/46 709,599
375,000 (b) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
4 .250 04/01/26 372,863
2,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 1,852,806
1,000,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Arena Project, Refunding & Improvement Series 2016E
5 .000 04/01/40 1,001,511
1,750,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C
5 .000 09/01/33 1,751,389
360,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
4 .000 10/01/30 368,628
2,500,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
5 .000 09/01/31 2,622,117
235,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
3 .625 10/01/32 235,943
1,585,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2021A
5 .000 04/01/39 1,712,423
485,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2024B
4 .125 09/01/46 488,274
128,779 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A
Bonds, Refunding Series 2015A
5 .750 04/01/55 114,955
168,967 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B
Bonds, Refunding Taxable Series 2015B
0 .000 04/01/55 152,070
1,450,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 1,439,119
100,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 97,644
1,195,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 1,144,656
1,285,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 1,234,340
2,000,000 Marshall School District, Missouri, Certificates of Participation,
Series 2023 - BAM Insured
5 .000 03/01/49 2,148,834
255,000 Maryland Heights, Missouri, Tax Increment and Special District
Revenue Bonds, Westport Plaza Redevelopment Area, Series
2020
3 .625 11/01/31 254,299
1,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .750 05/01/52 1,097,967
1,000,000 Monarch-Chesterfield Levee District, Saint Louis County,
Missouri, Levee District Bonds, Refunding Series 2015
5 .000 03/01/40 1,000,192
695,000 Ozark R-6 School District, Christian County, Missouri, General
Obligation Bonds, Series 2023
5 .000 04/01/45 741,055

Portfolio of Investments November 30, 2024
(continued)
Missouri Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500% 07/01/34 $ 3,009,797
1,350,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 457,360
2,140,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 531,532
1,000,870 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,005,388
2,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,000,017
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 1,000,009
18,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 17,761
1,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 1,503,078
880,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4 .000 12/01/32 888,018
915,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4 .000 12/01/33 922,741
490,000 (b) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional
Community Improvement District Project, Series 2019B
4 .250 11/01/49 418,517
250,000 (b) Saint Louis County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Chesterfield Blue Valley Community
Improvement District Project, Series 2014A
5 .250 07/01/44 232,799
245,000 (b) Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series
2015
4 .000 03/01/32 227,178
405,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
4 .875 06/15/34 412,842
2,100,000 Saint Louis Land Clearance for Redevelopment Authority,
Missouri, Annual Appropriation Redevelopment Revenue Bonds,
National Geospatial-Intelligence Agency Offsite Improvements,
Series 2022C
5 .125 06/01/46 2,139,169
2,450,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 2,621,654
5,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/49 5,719,310
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/26 946,231
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/27 914,564
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/28 882,682
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/29 850,136
505,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/29 506,669
345,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/30 346,247
565,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/32 565,886
585,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/33 585,794
450,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2023
5 .000 11/01/40 501,134
530,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2024
5 .000 11/01/40 593,533
2,600,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017A
4 .000 07/01/36 2,631,493
4,300,000 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015
4 .000 04/01/35 4,300,410

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,415,000 (b) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000% 10/01/49 $ 1,433,562
135,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
3 .875 11/15/29 128,047
3,350,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4 .375 11/15/35 3,078,280
1,575,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4 .750 11/15/47 1,348,309
65,000 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding
Series 2020A
3 .375 04/01/37 59,667
695,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4 .500 06/01/36 698,394
1,500,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 1,536,546
1,110,000 Warrenton Tax Increment and Improvement District, Missouri,
Revenue Bonds, Warrenton West Development - Redevelopment
Project Area 1, Series 2022
3 .625 03/01/40 925,750
1,700,000 Wentzville School District R-04, Saint Charles County, Missouri,
Certificates of Participation, Series 2015
3 .375 04/01/29 1,700,010
600,000 Wentzville School District R-04, Saint Charles County, Missouri,
Certificates of Participation, Series 2015
3 .500 04/01/32 598,983
TOTAL TAX OBLIGATION/LIMITED 90,237,556
TRANSPORTATION - 9.1%
320,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/36 334,295
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 7,212,307
1,225,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/39 1,270,414
7,700,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 7,911,032
14,240,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 14,544,693
2,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023A
5 .000 07/01/52 2,151,835
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C - AGM Insured
5 .000 07/01/47 1,026,397
2,835,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5 .000 07/01/34 2,923,808
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5 .000 07/01/37 1,027,563
8,480,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/49 9,405,667
TOTAL TRANSPORTATION 47,808,011
U.S. GUARANTEED - 0.1% (c)
530,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A,
(Pre-refunded 3/01/27)
4 .000 03/01/38 543,863
TOTAL U.S. GUARANTEED 543,863

Portfolio of Investments November 30, 2024
(continued)
Missouri Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 19.4%
$ 670,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
3 .500% 01/01/32 $ 654,166
720,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
4 .000 01/01/42 685,887
2,925,000 Carroll County Public Water Supply District 1, Missouri, Water
System Revenue Bonds, Refunding Series 2014A - BAM Insured
4 .000 03/01/35 2,925,198
1,670,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 1,693,088
145,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 150,912
1,865,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/37 1,896,279
1,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/38 1,013,989
1,650,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4 .000 01/01/48 1,657,280
6,745,000 Kansas City, Missouri, Water Revenue Bonds, Series 2024A 5 .000 12/01/48 7,374,919
10,005,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding & Improvement Series 2017A
5 .000 05/01/47 10,323,071
5,875,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .000 05/01/47 6,385,332
3,915,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 4,284,499
2,675,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2019B
5 .000 05/01/49 2,822,842
5,240,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5 .000 05/01/47 5,578,810
5,385,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5 .000 05/01/49 5,716,569
1,785,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2022A
5 .000 05/01/38 1,999,824
5,980,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2023A
5 .000 05/01/39 6,749,644
2,500,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5 .000 06/01/34 2,811,885
4,850,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 4,432,095
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 913,834
1,845,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 1,674,056
2,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Water Facility Revenue Bonds, Tri-County Water
Authority, Series 2015
5 .000 01/01/40 2,002,574
2,370,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series 2015A
5 .000 12/01/37 2,384,825
1,415,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Refunding
Series 2016A
5 .000 12/01/34 1,446,112
245,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Refunding
Series 2016A - BAM Insured
4 .000 12/01/35 247,283
2,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 2,508,605
1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .250 12/01/42 1,093,607
3,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/43 3,586,563

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 6,200,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2022
5 .000% 12/01/44 $ 6,602,073
4,000,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2024
5 .250 12/01/46 4,439,910
1,740,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Series 2018
4 .000 12/01/39 1,746,415
2,000,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding
Series 2015
4 .000 08/01/31 2,002,886
2,500,000 Stone County Public Water Supply District 2, Missouri,
Certificates of Participation, Series 2021B
4 .000 12/01/51 2,290,721
TOTAL UTILITIES 102,095,753
TOTAL MUNICIPAL BONDS
(Cost $519,349,876) 521,817,504
TOTAL LONG-TERM INVESTMENTS
(Cost $519,349,876) 521,817,504
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%
X 4,000,000 MUNICIPAL BONDS - 0.7%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.7%
$ 4,000,000 (d) Missouri Development Finance Board, Cultural Facilities Revenue
Bonds, Nelson Gallery Foundation, Series 2008A
2 .700 12/01/37 $ 4,000,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 4,000,000
TOTAL MUNICIPAL BONDS
(Cost $4,000,000) 4,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,000,000) 4,000,000
TOTAL INVESTMENTS - 99.7%
(Cost $523,349,876) 525,817,504
OTHER ASSETS & LIABILITIES, NET - 0.3% 1,402,362
NET ASSETS - 100% $ 527,219,866
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $7,310,277 or 1.4% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
Ohio Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 92.7%
X 514,120,322 MUNICIPAL BONDS - 92.7%   X –
CONSUMER DISCRETIONARY - 1.7%
$ 1,430,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000% 12/01/39 $ 1,440,063
2,150,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/44 2,158,388
5,570,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/51 5,584,465
TOTAL CONSUMER DISCRETIONARY 9,182,916
CONSUMER STAPLES - 3.2%
1,460,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/48 1,329,105
18,115,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 16,612,460
TOTAL CONSUMER STAPLES 17,941,565
EDUCATION AND CIVIC ORGANIZATIONS - 9.9%
705,000 Allen County Port Authority Economic Development, Ohio,
Revenue Bonds,  University of Northwestern, Refunding Series
2021A
4.000 12/01/31 683,182
2,065,000 Bowling Green State University, Ohio, General Receipts Bonds,
Series 2016A
5.000 06/01/34 2,099,621
1,320,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5.000 06/01/32 1,331,899
2,680,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5.000 06/01/35 2,702,968
2,770,000 Lake County Community College District, Ohio, General Receipts
Revenue Bonds, Lakeland Community College, Refunding Series
2019
5.000 10/01/32 3,034,459
880,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2017
5.000 09/01/35 903,360
2,695,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2017
5.000 09/01/41 2,747,699
2,420,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2020A
4.000 09/01/40 2,469,899
1,000,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2024A
5.000 09/01/38 1,151,808
125,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5.000 12/01/28 131,587
150,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5.000 12/01/30 160,467
570,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4.000 12/01/38 568,273
600,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4.000 12/01/39 589,385
610,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4.000 12/01/40 595,589
1,260,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4.000 12/01/41 1,221,440
1,330,000 Northeast Ohio Medical University, General Receipts Bonds,
Series 2022 - BAM Insured
5.000 12/01/41 1,415,137
2,100,000 Ohio Higher Education Facilities Commission, Revenue Bonds,
Denison University Project, Series 2017A
5.000 11/01/42 2,159,375
1,500,000 Ohio Higher Education Facilities Commission, Revenue Bonds,
Denison University Project, Series 2017A
5.250 11/01/46 1,545,746

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2020
Project, Series 2020
4.000% 10/01/50 $ 901,026
3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4.000 10/01/42 3,531,644
3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4.000 10/01/47 3,417,389
3,830,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Denison University Project, Series 2023
5.000 11/01/53 4,127,126
3,895,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Kenyon College, Series 2016
5.000 07/01/42 3,966,894
1,000,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Otterbein University 2022 Project, Series 2022A
4.000 12/01/46 903,951
1,120,000 Shawnee State University, Ohio, General Receipts Bonds, Series
2016 - BAM Insured
5.000 06/01/28 1,152,143
1,180,000 Shawnee State University, Ohio, General Receipts Bonds, Series
2016 - BAM Insured
5.000 06/01/29 1,213,691
1,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6.000 03/01/45 1,000,570
1,615,000 University of Akron, Ohio, General Receipts Bonds, Series 2021A
- BAM Insured
5.000 01/01/31 1,780,405
1,780,000 University of Akron, Ohio, General Receipts Bonds, Series 2021A
- BAM Insured
5.000 01/01/33 1,999,941
2,835,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2017A
5.000 06/01/45 2,913,544
1,000,000 Wright State University, Ohio, General Reciepts Bonds,
Refunding Series 2021A - BAM Insured
5.000 05/01/31 1,112,638
1,025,000 Youngstown State University, Ohio, General Receipts Bonds,
Series 2021 - AGM Insured
4.000 12/15/30 1,074,599
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 54,607,455
HEALTH CARE - 9.4%
2,500,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
5.000 08/01/42 2,581,735
3,710,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/37 3,834,013
1,900,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4.000 01/01/42 1,904,898
5,000,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4.000 01/01/43 5,006,829
6,500,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4.000 01/01/46 6,488,803
1,600,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5.000 06/15/43 1,460,836
495,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5.250 06/15/43 465,920
1,000,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
4.000 12/01/46 974,874
2,255,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
5.000 12/01/46 2,307,233
600,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series 2019CC
5.000 11/15/41 708,852
3,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series 2019CC
5.000 11/15/49 3,473,488
2,230,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5.000 08/01/39 2,322,713

Portfolio of Investments November 30, 2024
(continued)
Ohio Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 250,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5.250% 09/01/54 $ 267,090
5,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/44 5,000,101
1,000,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical
Center of Akron, Series 2024A
5.250 08/14/48 1,109,277
1,155,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Refunding Series 2017A
5.000 01/01/30 1,230,657
2,755,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Refunding Series 2017A
5.000 01/01/33 2,920,192
3,000,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2024A
5.000 01/01/35 3,508,206
2,280,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A
4.000 01/15/50 2,228,333
2,725,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A
5.000 01/15/50 2,843,863
1,630,000 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern
Ohio Medical Center, Refunding Series 2016
5.000 02/15/32 1,653,373
TOTAL HEALTH CARE 52,291,286
HOUSING/MULTIFAMILY - 0.5%
3,000,000 Columbus Metropolitan Housing Authority, Ohio, General
Revenue Bonds, Series 2021
4.000 08/01/36 3,015,337
TOTAL HOUSING/MULTIFAMILY 3,015,337
INDUSTRIALS - 0.2%
1,000,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5.000 12/01/54 1,025,847
TOTAL INDUSTRIALS 1,025,847
LONG-TERM CARE - 0.6%
2,000,000 Greene County Port Authority, Ohio, Economic Facilities
Development Revenue Bonds, Community First Solutions
Obligated Group Refunding and Improvement Series 2024B
5.000 05/15/59 2,051,465
1,000,000 Warren County, Ohio, Healthcare Facilities Revenue Bonds,
Otterbein Homes Obligated Group, Refunding & Improvements
Series 2024
5.000 07/01/54 1,044,082
TOTAL LONG-TERM CARE 3,095,547
TAX OBLIGATION/GENERAL - 23.1%
3,150,000 Apollo Career Center Joint Vocational School District, Allen,
Auglaize, Hardin, Hancock, Putnam & Van Wert Counties, Ohio,
General Obligation Bonds, Various Purpose School Improvement
Refunding Series 2017
5.000 12/01/41 3,282,595
1,750,000 Athens City School District, Athens County, Ohio, General
Obligation Bonds, School Facilities Series 2024
5.000 12/01/49 1,869,667
5,185,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5.250 12/01/53 5,599,296
1,180,000 Canal Winchester Local School District, Franklin and Fairfield
Counties, Ohio, General Obligation Bonds, Series 2005B - NPFG
Insured
0.000 12/01/33 857,570
380,000 Cincinnati City School District, Hamilton County, Ohio, General
Obligation Bonds, Refunding Classroom Facilities Construction &
Improvement Series 2006 - FGIC Insured
5.250 12/01/27 408,877
2,250,000 City of Mayfield Heights, Ohio, General Obligation Bonds,
Aquatic and Community Center Limited Tax Series 2023
4.000 12/01/48 2,237,400
135,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5.000 12/01/41 150,143
300,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5.000 12/01/43 331,205
1,000,000 Colerain Township, Hamilton County, Ohio, General Obligation
Bonds, Fire Station Series 2022
5.250 12/01/52 1,066,464
5,530,000 Columbus, Ohio, General Obligation Bonds, Refunding Various
Purpose Series 2017-1
5.000 04/01/29 5,878,247

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2018A
5.000% 04/01/29 $ 5,431,453
5,175,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2021A
5.000 04/01/36 5,738,595
2,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2021A
5.000 04/01/38 2,206,537
1,325,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2021A
5.000 04/01/41 1,446,359
5,000,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A
4.000 12/01/44 5,008,947
2,250,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, School Facilities
Series 2024
5.000 12/01/48 2,470,935
2,100,000 (a) Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, Series 2024B
5.000 12/01/53 2,296,984
450,000 Dublin, Ohio, General Obligation Bonds, Limited Tax Various
Purpose Series 2015
5.000 12/01/24 450,000
2,500,000 Fairborn City School District, Greene County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement
Series 2021A
4.000 12/01/50 2,490,836
4,225,000 Franklin County, Ohio, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/31 4,300,005
2,000,000 Gahanna-Jefferson City School District, Franklin County, Ohio,
General Obligation Bonds, Construction & Improvement Series
2018
5.000 12/01/48 2,099,506
500,000 Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0.000 12/01/29 421,787
850,000 Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0.000 12/01/30 689,816
3,960,000 Grandview Heights City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction &
Improvement Series 2019
4.000 12/01/51 3,895,242
1,150,000 Grandview Heights City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction &
Improvement Series 2019
5.000 12/01/53 1,201,801
2,595,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Improvement Series 2017
4.000 12/01/46 2,592,803
1,095,000 Kenston Local School District, Geauga County, Ohio, General
Obligation Bonds, School improvement Series 2012
0.000 12/01/27 995,668
1,560,000 Kettering City School District, Montgomery County, Ohio,
General Obligation Bonds, Refunding Series 2007 - AGM Insured
5.250 12/01/31 1,680,634
1,000,000 Little Miami Local School District, Warren and Clermont Counties,
Ohio, General Obligation Bonds, School Improvement Series
2018A
5.000 11/01/43 1,010,752
500,000 Medina County, Ohio, General Obligation Bonds, Courthouse
Facility Improvement Limited Tax Series 2021
4.000 12/01/46 499,577
1,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5.250 12/01/28 1,083,631
2,030,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5.000 10/15/48 2,163,910
3,995,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5.250 10/15/56 4,275,499
3,805,000 Oakwood City School District, Montgomery County, Ohio,
General Obligation Bonds, Series 2019
4.000 12/01/48 3,789,490
4,500,000 Ohio State, General Obligation Bonds, Common Schools Series
2017B
5.000 09/15/27 4,788,367
6,500,000 Ohio State, General Obligation Bonds, Common Schools Series
2019A
5.000 06/15/37 7,024,979
2,500,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V
5.000 05/01/33 2,664,052
1,250,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V
5.000 05/01/34 1,331,052

Portfolio of Investments November 30, 2024
(continued)
Ohio Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,035,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W
5.000% 05/01/32 $ 1,148,961
2,315,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W
5.000 05/01/35 2,551,904
1,000,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5.000 03/01/39 1,133,091
1,470,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5.000 03/01/40 1,659,690
1,000,000 Olentangy Local School District, Delaware and Franklin Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2016
5.000 12/01/38 1,023,826
1,875,000 Olentangy Local School District, Delaware and Franklin Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2016
5.000 12/01/41 1,916,090
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5.250 12/01/59 4,628,789
30,000 Princeton City School District, Hamilton County, Ohio, Certificates
of Participation, Series 2013
5.000 12/01/33 30,037
375,000 Salem City School District, Columbiana County, Ohio, General
Obligation Bonds, School Facilities Series 2024
5.000 11/01/44 407,677
2,000,000 Shaker Heights City School District, Ohio, General Obligation
Bonds, School Facilities Improvement Series 2024
5.250 12/15/59 2,218,338
2,380,000 Southwest Local School District, Hamilton and Butler Counties,
Ohio, General Obligation Bonds, School Improvement Series
2018A
4.000 01/15/55 2,351,193
4,000,000 South-Western City School District, Franklin and Pickaway
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A
4.000 12/01/48 3,977,600
1,715,000 Troy City School District, Miami County, Ohio, General Obligation
Bonds, School Improvement Series 2024
5.000 12/01/54 1,859,723
1,575,000 Wadsworth City School District, Medina County, Ohio, General
Obligation Bonds, School Improvement Series 2021
4.000 12/01/56 1,547,102
5,000,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023
5.500 12/01/54 5,588,825
TOTAL TAX OBLIGATION/GENERAL 127,773,527
TAX OBLIGATION/LIMITED - 22.8%
290,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5.000 12/01/25 290,934
1,165,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5.000 12/01/30 1,168,384
1,890,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5.000 12/01/35 1,894,621
2,465,000 Certificates of Participation (Hillsdale Local School District,
Ashland and Wayne Counties, Ohio, School Facilities Project),
Series 2020 - BAM Insured
4.000 12/01/38 2,510,241
5,500,000 Cleveland Public Library, Cuyahoga County, Ohio, Library
Facilities Notes, Series 2019A
4.000 12/01/45 5,507,221
1,250,000 Cleveland, Ohio, Income Tax Revenue Bonds, Bridges &
Roadways Improvements, Subordinate Lien Series 2017B-2
5.000 10/01/31 1,328,515
1,000,000 Cleveland, Ohio, Income Tax Revenue Bonds, Bridges &
Roadways Improvements, Subordinate Lien Series 2017B-2
5.000 10/01/32 1,061,320
950,000 (a) Columbus-Franklin County Finance Authority, Ohio,
Development Revenue Bonds, Central Ohio Regional Bond
Fund, Toledo Museum of Art Project Series 2024A
5.000 11/15/54 963,039
1,195,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5.000 12/01/34 1,243,549
500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5.000 12/01/51 504,791
895,000 (b) Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Easton Project, Series 2020
5.000 06/01/28 905,721

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,400,000 Cuyahoga County, Ohio, Certificates of Participation, Convention
Hotel Project,  Series 2024
4.000% 12/01/44 $ 3,326,115
4,000,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark
Improvement Project, Series 2022A
4.000 01/01/36 4,170,449
1,000,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding
Various Purpose Series 2014
5.000 12/01/28 1,001,353
2,940,000 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series
2015A
5.000 12/01/38 2,980,333
3,560,000 Franklin County Convention Facilities Authority, Ohio, Lease
Appropriation Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5.000 12/01/46 3,770,084
1,000,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5.000 06/01/37 1,061,099
11,000,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5.000 06/01/43 11,568,707
6,000,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5.000 06/01/48 6,263,666
1,220,000 Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland,
Madison, Pickaway, Ross and Warren, Ohio, Certificates of
Participation, School Improvement Project, Series 2021
4.000 12/01/37 1,251,716
1,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5.125 12/01/55 1,023,980
1,675,000 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax
Supported Capital Improvement Bonds, Refunding Series 2014A
5.000 12/01/25 1,709,543
500,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0.000 12/01/26 469,250
3,300,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0.000 12/01/28 2,893,769
1,750,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AGM Insured
0.000 12/01/28 1,537,595
5,000,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Taxable Refunding Senior Lien Series 2020A
2.833 01/01/38 4,111,388
435,000 Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0.000 09/01/27 398,005
855,000 Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0.000 09/01/28 756,043
1,020,000 Norwood, Hamilton County, Ohio, Special Obligation
Development Revenue Bonds, Central Parke Project, Series 2017
6.000 12/01/46 960,088
5,745,000 Ohio State, Capital Facilities Lease Appropriation Bonds,
Administrative Building Fund Project, Series 2015A
4.000 04/01/35 5,753,675
2,465,000 Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile
Correctional Building Fund Projects, Series 2019A
5.000 04/01/38 2,643,436
2,485,000 Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile
Correctional Building Fund Projects, Series 2019A
5.000 04/01/39 2,654,510
1,250,000 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A
5.000 10/01/36 1,313,649
1,200,000 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A
5.000 12/01/31 1,275,813
1,325,000 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2022A
5.000 12/01/28 1,440,604
1,750,000 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2022A
5.000 12/01/30 1,959,933
1,660,000 Ohio State, Certificates of Participation, Ohio Attorney General
Claims Fund Project, Series 2021
4.000 09/01/35 1,739,353
1,360,000 Ohio State, Transportation Project Revenue Bonds, Toledo-
Lucas County Port Authority Seaport and Docks Project, State
Transportation Infrastructure GRF Bond Fund, Series 2019-2,
(AMT)
5.000 11/15/39 1,399,846
2,095,000 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds,
Series 2018
5.000 12/01/44 2,182,606
2,000,000 Pinnacle Community Infrastructure Financing Authority, Grove
City, Ohio, Community Facilities Bonds, Series 2015A - AGM
Insured
4.000 12/01/31 2,012,428

Portfolio of Investments November 30, 2024
(continued)
Ohio Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,125,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5.000% 12/01/44 $ 1,236,390
1,850,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4.250 12/01/48 1,873,589
2,375,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5.000 12/01/63 2,513,027
1,540,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Revenue Bonds,
Refunding, Senior Series 2024A
5.000 12/01/53 1,642,110
735,000 (b) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4.250 12/01/50 673,278
480,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development
- Phase 2B Project, Series 2018A
6.000 12/01/50 483,162
980,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A
5.000 11/01/51 848,801
4,430,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 3,164,000
6,605,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 6,626,570
1,257,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 1,262,674
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 501,822
4,915,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 4,915,042
160,000 Riversouth Authority, Ohio, Lazarus Building Redevelopment
Bonds, Series 2007A
5.750 12/01/27 160,064
800,000 Riversouth Authority, Ohio, Riversouth Area Redevelopment
Bonds, Payable from City of Columbus, Ohio Annual Rental
Appropriations, Refunding Series 2012A
5.000 12/01/24 800,000
1,000,000 Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus, Ohio
Annual Rental Appropriations, Series 2016
5.000 12/01/29 1,019,533
2,955,000 Shaker Heights Public Library, Ohio, Certificates of Participation,
Series 2019
4.000 12/01/44 2,955,262
1,000,000 Tolles Career and Technical Center, Madison, Franklin, Delaware,
Fayette, and Union Counties, Ohio, Certificates of Participation,
School Facilities Project Series 2024
5.250 12/01/53 1,070,076
2,395,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4.000 12/01/41 2,405,096
1,460,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4.000 12/01/42 1,463,344
TOTAL TAX OBLIGATION/LIMITED 126,621,212
TRANSPORTATION - 4.4%
750,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5.000 01/15/50 781,556
3,500,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5.000 12/31/35 3,521,266
5,245,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5.000 12/31/39 5,272,091
7,725,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5.000 06/30/53 7,749,547
2,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
4.000 02/15/46 2,001,460

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 5,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Series 2021A
5.000% 02/15/51 $ 5,335,162
TOTAL TRANSPORTATION 24,661,082
U.S. GUARANTEED - 1.8% (c)
4,310,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A,
(Pre-refunded 12/01/26)
5.000 12/01/41 4,496,916
40,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0.000 12/01/28 35,465
1,050,000 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax
Supported Capital Improvement Bonds, Refunding Series 2015,
(Pre-refunded 12/01/25)
5.000 12/01/32 1,072,591
1,105,000 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax
Supported Capital Improvement Bonds, Refunding Series 2015,
(Pre-refunded 12/01/25)
5.000 12/01/33 1,128,774
1,000,000 Upper Arlington City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities & Improvement
Series 2018A, (Pre-refunded 12/01/27)
5.000 12/01/48 1,070,621
2,275,000 Willoughby-Eastlake City School District, Ohio, General
Obligation Bonds, School Improvement Series 2016, (Pre-
refunded 12/01/25)
5.000 12/01/46 2,321,916
TOTAL U.S. GUARANTEED 10,126,283
UTILITIES - 15.1%
3,570,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Green Series 2016A
5.000 02/15/46 3,614,047
2,000,000 American Municipal Power Inc., Ohio, Fremont Energy Center
Revenue Bonds, Refunding Series 2017A
4.000 02/15/42 1,984,186
2,930,000 American Municipal Power, Inc., Ohio, Greenup Hydroelectric
Project Revenue Bonds, Refunding Series 2016A
5.000 02/15/41 2,973,741
1,665,000 American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series 2019A
5.000 02/15/44 1,744,041
1,315,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2018 - AGM Insured
5.000 11/15/37 1,381,778
1,000,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A - AGM Insured
4.000 11/15/37 1,024,101
1,000,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A - AGM Insured
4.000 11/15/38 1,020,925
2,000,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-1 - NPFG Insured
0.000 11/15/33 1,421,835
4,740,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0.000 11/15/34 3,220,639
7,500,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0.000 11/15/38 4,050,463
5,000,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5.000 06/01/29 5,152,395
6,750,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5.000 06/01/32 6,944,722
1,200,000 Hamilton County, Ohio, Sewer System Revenue Bonds,
Metropolitan Sewer District of Greater Cincinnati, Refunding
Series 2020A
5.000 12/01/34 1,336,921
865,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4.000 10/01/37 881,520
1,000,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4.000 10/01/38 1,014,203
1,015,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4.000 10/01/39 1,025,331
1,100,000 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds,
Series 2019, (Mandatory Put 2/01/25)
5.000 08/01/49 1,103,069
1,000,000 Mahoning County, Ohio, Sewer System Revenue Bonds,
Refunding and Improvement Series 2022
5.000 12/01/42 1,075,193
1,000,000 Marysville, Ohio, Water System Mortgage Revenue Bonds,
Refunding Series 2016
4.000 12/01/38 1,003,994

Portfolio of Investments November 30, 2024
(continued)
Ohio Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 5,570,000 Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement Series
2017
5.000% 11/15/33 $ 5,935,054
5,275,000 Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement Series
2017
4.000 11/15/43 5,285,436
1,900,000 Ohio Water Development Authority, Revenue Bonds, Drinking
Water Assistance Fund, Series 2016
5.000 12/01/36 1,965,144
3,800,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019
5.000 12/01/38 4,124,795
5,320,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019
5.000 06/01/44 5,706,708
4,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Kestrel Verifiers, Green Series 2021A
5.000 12/01/46 4,360,244
5,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Refunding Series 2019B
5.000 12/01/44 5,362,145
8,500,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5.000 12/01/50 9,065,635
TOTAL UTILITIES 83,778,265
TOTAL MUNICIPAL BONDS
(Cost $515,079,113) 514,120,322
TOTAL LONG-TERM INVESTMENTS
(Cost $515,079,113) 514,120,322
OTHER ASSETS & LIABILITIES, NET - 7.3% 40,237,774
NET ASSETS - 100% $ 554,358,096
(a) When-issued or delayed delivery security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,822,548 or 0.5% of Total Investments.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Portfolio of Investments November 30, 2024
Wisconsin Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 101.9%
X 69,332,953 MUNICIPAL BONDS - 101.9%   X –
CONSUMER DISCRETIONARY - 0.4%
$ 250,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6.850% 12/01/29 $ 250,560
TOTAL CONSUMER DISCRETIONARY 250,560
EDUCATION AND CIVIC ORGANIZATIONS - 6.1%
1,060,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
4.000 06/15/28 1,062,235
500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
4.000 03/15/40 474,981
250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Lawrence University, Series 2020
4.000 02/01/45 231,634
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2.125 04/01/39 370,487
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2.125 04/01/40 362,947
415,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2.250 04/01/41 302,623
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2.250 04/01/42 360,729
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee Science Education Consortium, Inc.,
Academy of Science Series 2023A
5.000 03/15/53 1,013,593
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 4,179,229
HEALTH CARE - 20.8%
155,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5.000 07/01/29 165,129
190,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5.000 07/01/31 206,843
2,765,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Beloit Health System, Inc., Series 2020
4.000 07/01/36 2,781,525
8,565,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C, (UB)
5.000 02/15/47 8,593,887
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2015A
5.000 08/15/34 1,003,833
1,250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A
4.000 12/01/44 1,244,709
175,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020A - AGM Insured
4.000 02/15/37 176,779
TOTAL HEALTH CARE 14,172,705
HOUSING/MULTIFAMILY - 25.2%
2,000,000 Hudson Housing Authority, Wisconsin, Multifamily Housing
Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A
5.125 06/01/30 1,999,947
2,000,000 Wisconsin Housing and Economic Development Authority
Multi Family Housing Bonds,Western Technical College Student
Housing Project, Series 2013B
4.700 04/01/38 2,001,302
750,000 (b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A
4.150 05/01/55 733,495
2,000,000 (b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4.300 11/01/53 1,984,424
4,520,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3.375 05/01/57 3,678,335

Portfolio of Investments November 30, 2024
(continued)
Wisconsin Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 2,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2022A
5.150% 11/01/50 $ 2,104,169
3,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023D
5.000 11/01/57 3,078,359
1,500,000 Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, 100 E. National Project Series 2024j,
(Mandatory Put 8/01/26)
5.000 08/01/58 1,540,543
TOTAL HOUSING/MULTIFAMILY 17,120,574
INDUSTRIALS - 1.0%
675,000 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I
LLC Project Revenue Bonds, Series 2008, (AMT)
5.125 06/01/29 676,174
TOTAL INDUSTRIALS 676,174
LONG-TERM CARE - 23.1%
500,000 Winnebago County Housing Authority, Wisconsin, Revenue
Bonds, Lutheran Homes of Oshkosh, Inc. Project, Refunding
Series 2015A
4.450 03/01/30 450,250
150,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/61 112,739
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Clement Manor, Inc., Series 2019
5.000 08/01/49 1,991,438
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5.375 10/01/44 1,981,791
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHM / New Richmond Senior Housing, Inc.,
Refunding Series 2021
3.250 07/01/37 384,594
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018
5.125 10/01/48 1,906,007
1,750,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B
5.000 07/01/44 1,734,620
2,475,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2019A
5.000 07/01/49 2,509,688
525,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4.000 09/15/45 477,850
650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022. Forward Delivery
4.000 09/15/45 591,624
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4.000 08/15/51 857,383
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4.000 08/15/55 842,468
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5.000 12/01/44 1,847,672
TOTAL LONG-TERM CARE 15,688,124
TAX OBLIGATION/LIMITED - 19.4%
1,000,000 Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue Bonds,
Series 2015A
3.550 06/01/34 1,000,017
1,000,000 Kaukauna Redevelopment Authority, Outagamie and Calumet
Counties, Wisconsin, Redevelopment Lease Revenue Bonds,
Series 2015
4.125 06/01/40 1,001,035
1,740,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 1,811,961
800,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5.000 11/15/30 832,587
500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5.000 11/15/31 520,270
550,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5.000 11/15/32 572,085
630,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5.000 11/15/28 657,006

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5.000% 11/15/34 $ 520,077
1,000,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5.000 11/15/35 1,036,679
120,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - NPFG Insured
5.000 10/01/25 121,310
125,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5.000 10/01/28 126,394
390,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5.000 12/15/27 402,349
1,000,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5.000 12/15/30 1,030,598
500,000 Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016
5.000 12/15/31 515,223
540,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999
5.250 12/15/27 558,073
2,035,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A - AGM Insured
0.000 12/15/28 1,771,578
945,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A
0.000 12/15/31 732,525
TOTAL TAX OBLIGATION/LIMITED 13,209,767
U.S. GUARANTEED - 2.3% (c)
1,430,000 Southeast Wisconsin Professional Baseball Park District, Sales Tax
Revenue Refunding Bonds, Series 1998A - NPFG Insured, (ETM)
5.500 12/15/26 1,463,793
125,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999, (ETM)
5.250 12/15/27 128,804
10,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, (Pre-
refunded 8/15/25)
5.000 02/15/30 10,101
TOTAL U.S. GUARANTEED 1,602,698
UTILITIES - 3.6%
100,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5.000 01/01/46 107,022
130,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5.250 07/01/26 129,162
185,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5.250 07/01/31 186,707
250,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5.250 07/01/35 249,586
575,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2005SS - AGM Insured
5.000 07/01/30 575,008
1,200,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2007A
5.000 07/01/25 1,185,637
TOTAL UTILITIES 2,433,122
TOTAL MUNICIPAL BONDS
(Cost $72,187,751) 69,332,953
TOTAL LONG-TERM INVESTMENTS
(Cost $72,187,751) 69,332,953
FLOATING RATE OBLIGATIONS - (11.8)%   (8,020,000)
OTHER ASSETS & LIABILITIES, NET - 9.9% 6,715,925
NET ASSETS - 100% $ 68,028,878
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,062,235 or 1.5% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

November 30, 2024 (Unaudited) Kansas Kentucky Michigan Missouri Ohio
ASSETS
Long-term investments, at value
†
$ 201,492,216 $ 263,337,586 $ 229,874,540 $ 521,817,504 $ 514,120,322
Short-term investments, at value
◊
– – – 4,000,000 –
Cash – 4,265,565 9,190,030 – –
Receivables:
Interest 2,559,030 3,748,692 2,583,476 6,196,129 9,310,625
Investments sold 127,081 5,000 850,118 340,000 24,700,000
Shares sold 27,562 18,210 212,384 109,423 92,115
Sale of Vistra Vision interest
(1)
5,502,164 – – – 21,501,526
Other 12,157 41,198 32,178 41,260 58,848
Total assets 209,720,210 271,416,251 242,742,726 532,504,316 569,783,436
LIABILITIES
Cash overdraft 2,184,879 – – 3,650,023 10,411,223
Floating rate obligations – 24,855,000 – – –
Payables:
Management fees 85,271 99,846 95,152 210,740 222,012
Dividends 61,257 51,396 100,325 302,229 261,284
Interest 566 646,015 840 1,219 1,412
Investments purchased - when-issued/delayed-delivery settlement – – 3,588,660 – 3,207,522
Shares redeemed 526,380 265,952 242,165 886,101 516,561
Vistra Vision sale transactions costs
(1)
132,302 – – – 517,014
Accrued expenses:
Custodian fees 31,237 29,910 31,117 53,586 55,354
Trustees fees 6,945 36,582 22,835 35,245 54,724
Professional fees 26,589 27,995 29,223 37,965 40,422
Shareholder reporting expenses 12,194 11,621 12,750 14,575 18,059
Shareholder servicing agent fees 24,069 25,510 46,262 43,430 73,400
12b-1 distribution and service fees 22,995 30,036 16,814 49,337 46,297
Other — 30 3 — 56
Total liabilities 3,114,684 26,079,893 4,186,146 5,284,450 15,425,340
Commitments and contingencies
(2)
Net assets $ 206,605,526 $ 245,336,358 $ 238,556,580 $ 527,219,866 $ 554,358,096
NET ASSETS CONSIST OF:
Paid-in capital $ 223,324,966 $ 267,833,256 $ 262,372,463 $ 560,866,865 $ 571,420,465
Total distributable earnings (loss) (16,719,440) (22,496,898) (23,815,883) (33,646,999) (17,062,369)
Net assets $ 206,605,526 $ 245,336,358 $ 238,556,580 $ 527,219,866 $ 554,358,096
†
Long-term investments, cost $ 209,963,222 $ 268,089,131 $ 227,541,624 $ 519,349,876 $ 515,079,113
◊
Short-term investments, cost — — — 4,000,000 —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

November 30, 2024 (Unaudited) Wisconsin
ASSETS
Long-term investments, at value
†
$ 69,332,953
Receivables:
Interest 988,594
Investments sold 855,000
Reimbursement from Adviser 10,557
Shares sold 1,104
Sale of Vistra Vision interest
(1)
6,190,072
Other 8,158
Total assets 77,386,438
LIABILITIES
Cash overdraft 857,978
Floating rate obligations 8,020,000
Payables:
Management fees 28,546
Dividends 7,019
Interest 157,210
Shares redeemed 64,596
Vistra Vision sale transactions costs
(1)
148,843
Accrued expenses:
Custodian fees 19,865
Trustees fees 1,588
Professional fees 21,386
Shareholder reporting expenses 8,560
Shareholder servicing agent fees 11,946
12b-1 distribution and service fees 10,010
Other 13
Total liabilities 9,357,560
Commitments and contingencies
(2)
Net assets $ 68,028,878
NET ASSETS CONSIST OF:
Paid-in capital $ 78,712,915
Total distributable earnings (loss) (10,684,037)
Net assets $ 68,028,878
†
Long-term investments, cost $ 72,187,751
(1) Refer to Note 4 of the Notes to Financial Statements for more information.
(2) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Kansas Kentucky Michigan Missouri Ohio
CLASS A:
Net assets $ 121,848,505 $ 170,492,110 $ 80,413,664 $ 269,224,834 $ 249,466,956
Shares outstanding 12,085,634 16,932,719 7,484,259 25,291,675 22,813,671
Net asset value ("NAV") per share $ 10.08 $ 10.07 $ 10.74 $ 10.64 $ 10.93
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.52 $ 10.51 $ 11.21 $ 11.11 $ 11.41
CLASS C:
Net assets $ 3,543,029 $ 2,831,134 $ 4,439,038 $ 6,685,708 $ 6,680,378
Shares outstanding 352,340 281,371 414,320 630,321 614,706
NAV and offering price per share $ 10.06 $ 10.06 $ 10.71 $ 10.61 $ 10.87
CLASS I:
Net assets $ 81,213,992 $ 72,013,114 $ 153,703,878 $ 251,309,324 $ 298,210,762
Shares outstanding 8,035,330 7,162,539 14,328,534 23,638,907 27,381,055
NAV and offering price per share $ 10.11 $ 10.05 $ 10.73 $ 10.63 $ 10.89
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Wisconsin
CLASS A:
Net assets $ 47,830,003
Shares outstanding 4,814,099
Net asset value ("NAV") per share $ 9.94
Maximum sales charge 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.38
CLASS C:
Net assets $ 2,510,038
Shares outstanding 252,659
NAV and offering price per share $ 9.93
CLASS I:
Net assets $ 17,688,837
Shares outstanding 1,778,278
NAV and offering price per share $ 9.95
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended November 30, 2024 (Unaudited) Kansas Kentucky Michigan Missouri
INVESTMENT INCOME
Interest $ 3,445,715 $ 4,750,757 $ 4,234,115 $ 10,679,558
Total investment income 3,445,715 4,750,757 4,234,115 10,679,558
EXPENSES
– – – –
Management fees 521,212 608,429 562,426 1,272,682
12b-1 service fees - Class A 122,658 171,882 82,273 271,410
12b-1 distribution and service fees - Class C 20,443 14,896 23,992 34,569
Shareholder servicing agent fees - Class A 20,662 28,391 19,714 37,385
Shareholder servicing agent fees - Class C 690 494 1,148 952
Shareholder servicing agent fees - Class I 13,610 11,190 32,657 33,071
Interest expense 43,388 366,616 40,824 38,237
Trustees fees 4,082 4,834 4,445 10,266
Custodian expenses, net 23,614 21,610 21,765 39,443
Registration fees 2,934 2,761 4,510 4,274
Professional fees 25,154 25,855 26,103 31,383
Shareholder reporting expenses 15,261 14,881 14,277 15,413
Other 6,621 4,548 4,791 8,760
Total expenses 820,329 1,276,387 838,925 1,797,845
Net investment income (loss) 2,625,386 3,474,370 3,395,190 8,881,713
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 2,888,020 (348,158) (789,741) (448,502)
Swap contracts (1,587,369) — — —
Net realized gain (loss) 1,300,651 (348,158) (789,741) (448,502)
Change in unrealized appreciation (depreciation) on:
Investments 2,137,986 7,769,806 6,510,904 13,072,330
Net change in unrealized appreciation (depreciation) 2,137,986 7,769,806 6,510,904 13,072,330
Net realized and unrealized gain (loss) 3,438,637 7,421,648 5,721,163 12,623,828
Net increase (decrease) in net assets from operations $ 6,064,023 $ 10,896,018 $ 9,116,353 $ 21,505,541

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended November 30, 2024 (Unaudited) Ohio Wisconsin
INVESTMENT INCOME
Interest $ 9,972,177 $ 1,619,394
Total investment income 9,972,177 1,619,394
EXPENSES
– –
Management fees 1,388,032 182,704
12b-1 service fees - Class A 256,454 50,705
12b-1 distribution and service fees - Class C 36,078 13,783
Shareholder servicing agent fees - Class A 52,090 11,986
Shareholder servicing agent fees - Class C 1,467 652
Shareholder servicing agent fees - Class I 61,762 4,396
Interest expense 59,606 192,719
Trustees fees 11,311 1,440
Custodian expenses, net 40,032 15,369
Registration fees 2,761 4,325
Professional fees 33,183 22,300
Shareholder reporting expenses 16,349 16,032
Other 7,774 3,024
Total expenses before fee waiver/expense reimbursement 1,966,899 519,435
Fee waiver/expense reimbursement — (44,200)
Net expenses 1,966,899 475,235
Net investment income (loss) 8,005,278 1,144,159
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 10,939,792 2,331,808
Swap contracts (6,186,531) (1,780,289)
Net realized gain (loss) 4,753,261 551,519
Change in unrealized appreciation (depreciation) on:
Investments (3,008,141) (440,558)
Net change in unrealized appreciation (depreciation) (3,008,141) (440,558)
Net realized and unrealized gain (loss) 1,745,120 110,961
Net increase (decrease) in net assets from operations $ 9,750,398 $ 1,255,120

Statement of Changes in Net Assets
See Notes to Financial Statements

Kansas Kentucky
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 2,625,386 $ 5,649,577 $ 3,474,370 $ 6,622,881
Net realized gain (loss) 1,300,651 (243,653) (348,158) (3,391,022)
Net change in unrealized appreciation (depreciation) 2,137,986 49,103 7,769,806 2,287,375
Net increase (decrease) in net assets from operations 6,064,023 5,455,027 10,896,018 5,519,234
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,536,672) (3,152,376) (2,295,892) (4,982,701)
Class C (35,442) (96,383) (28,014) (66,117)
Class I (1,106,056) (2,203,510) (972,278) (1,717,274)
Total distributions (2,678,170) (5,452,269) (3,296,184) (6,766,092)
FUND SHARE TRANSACTIONS
Subscriptions 19,200,039 44,088,908 15,438,437 38,354,648
Reinvestments of distributions 2,329,048 4,625,880 3,005,962 6,146,945
Redemptions (23,241,816) (74,044,960) (18,913,483) (70,335,945)
Net increase (decrease) from Fund share transactions (1,712,729) (25,330,172) (469,084) (25,834,352)
Net increase (decrease) in net assets 1,673,124 (25,327,414) 7,130,750 (27,081,210)
Net assets at the beginning of period 204,932,402 230,259,816 238,205,608 265,286,818
Net assets at the end of period $ 206,605,526 $ 204,932,402 $ 245,336,358 $ 238,205,608

See Notes to Financial Statements

Michigan Missouri
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 3,395,190 $ 7,342,462 $ 8,881,713 $ 17,459,157
Net realized gain (loss) (789,741) (6,623,500) (448,502) (4,652,057)
Net change in unrealized appreciation (depreciation) 6,510,904 2,919,986 13,072,330 4,107,203
Net increase (decrease) in net assets from operations 9,116,353 3,638,948 21,505,541 16,914,303
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,202,135) (2,510,892) (4,607,641) (9,198,070)
Class C (50,266) (114,991) (88,319) (252,653)
Class I (2,133,733) (4,668,466) (4,292,923) (8,022,765)
Total distributions (3,386,134) (7,294,349) (8,988,883) (17,473,488)
FUND SHARE TRANSACTIONS
Subscriptions 41,385,353 72,267,500 46,912,578 112,187,458
Reinvestments of distributions 3,001,444 6,326,289 7,224,853 14,111,144
Redemptions (33,576,885) (149,594,417) (47,646,652) (149,696,249)
Net increase (decrease) from Fund share transactions 10,809,912 (71,000,628) 6,490,779 (23,397,647)
Net increase (decrease) in net assets 16,540,131 (74,656,029) 19,007,437 (23,956,832)
Net assets at the beginning of period 222,016,449 296,672,478 508,212,429 532,169,261
Net assets at the end of period $ 238,556,580 $ 222,016,449 $ 527,219,866 $ 508,212,429

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Ohio Wisconsin
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
Unaudited
Six Months Ended
11/30/24
Year Ended
5/31/24
OPERATIONS
Net investment income (loss) $ 8,005,278 $ 15,715,662 $ 1,144,159 $ 2,470,903
Net realized gain (loss) 4,753,261 2,457,412 551,519 565,162
Net change in unrealized appreciation (depreciation) (3,008,141) 1,201,140 (440,558) 1,178,831
Net increase (decrease) in net assets from operations 9,750,398 19,374,214 1,255,120 4,214,896
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,511,491) (7,028,815) (824,040) (1,677,313)
Class C (71,623) (173,352) (33,297) (99,416)
Class I (4,514,492) (8,522,454) (318,270) (798,866)
Total distributions (8,097,606) (15,724,621) (1,175,607) (2,575,595)
FUND SHARE TRANSACTIONS
Subscriptions 41,676,138 115,354,999 719,196 1,878,901
Reinvestments of distributions 6,599,281 12,763,498 1,132,365 2,449,608
Redemptions (58,649,282) (171,262,841) (6,719,265) (20,092,296)
Net increase (decrease) from Fund share transactions (10,373,863) (43,144,344) (4,867,704) (15,763,787)
Net increase (decrease) in net assets (8,721,071) (39,494,751) (4,788,191) (14,124,486)
Net assets at the beginning of period 563,079,167 602,573,918 72,817,069 86,941,555
Net assets at the end of period $ 554,358,096 $ 563,079,167 $ 68,028,878 $ 72,817,069

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
e
Six Months Ended November 30, 2024 (Unaudited)
Kentucky Wisconsin
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 10,896,018 $ 1,255,120
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (24,287,561) (2,061,840)
Proceeds from sale and maturities of investments 18,059,963 15,222,675
Amortization (Accretion) of premiums and discounts, net 1,002,340 49,041
(Increase) Decrease in:
Receivable for interest (461,836) (9,861)
Receivable for investments sold (5,000) (615,000)
Receivable for reimbursement from Adviser — 630
Receivable for sale of Vistra Vision — (6,190,072)
Other assets (943) (1,856)
Increase (Decrease) in:
Payable for interest 385,709 79,919
Payable for investments purchased - when-issued/delayed-delivery settlement (2,013,598) —
Payable for management fees (2,215) (3,037)
Payable for Vistra Vision sale transactions costs — 148,843
Accrued custodian fees 584 1,275
Accrued 12b-1 distribution and service fees (2,083) (1,261)
Accrued Trustees fees 3,127 282
Accrued professional fees 21,939 19,775
Accrued shareholder reporting expenses 2,665 4,034
Accrued shareholder servicing agent fees 6,873 2,800
Accrued other expenses 30 13
Net realized (gain) loss from investments 348,158 (2,331,808)
Net change in unrealized (appreciation) depreciation of investments (7,769,806) 440,558
Net cash provided by (used in) operating activities (3,815,636) 6,010,230
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 805,467 1,746,002
(Repayments) of borrowings (805,467) (1,746,002)
Proceeds from floating rate obligations 8,335,000 —
Increase (Decrease) in:
Cash overdraft — 28,333
Cash distributions paid to common shareholders (287,399) (43,593)
Subscriptions 15,957,384 719,398
Redemptions (18,967,544) (6,714,368)
Net cash provided by (used in) financing activities 5,037,441 (6,010,230)
Net increase (decrease) in Cash 1,221,805 –
Cash at the beginning of period 3,043,760 —
Cash at the end of period $ 4,265,565 $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION Kentucky Wisconsin
Cash paid for interest
$ (32,933) $ 84,297
Non-cash financing activities not included herein consists of reinvestments of share distributions 3,005,962 1,132,365
Kentucky Wisconsin
Cash $ 4,265,565 $ —
Total cash $ 4,265,565 $ —

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Kansas
Class
A
11/30/24(d)
$ 9.92 $ 0.12 $ 0.17 $ 0.29 $ (0.13) $ — $ (0.13) $ 10.08
5/31/24
9.89 0.25 0.02 0.27 (0.24) — (0.24) 9.92
5/31/23
10.14 0.24 (0.26) (0.02) (0.23) — (0.23) 9.89
5/31/22
10.87 0.24 (0.74) (0.50) (0.23) — (0.23) 10.14
5/31/21
10.51 0.25 0.37 0.62 (0.26) — (0.26) 10.87
5/31/20
10.74 0.30 (0.21) 0.09 (0.32) — (0.32) 10.51
Class
C
11/30/24(d)
9.89 0.08 0.18 0.26 (0.09) — (0.09) 10.06
5/31/24
9.86 0.17 0.03 0.20 (0.17) — (0.17) 9.89
5/31/23
10.12 0.16 (0.27) (0.11) (0.15) — (0.15) 9.86
5/31/22
10.85 0.15 (0.74) (0.59) (0.14) — (0.14) 10.12
5/31/21
10.48 0.17 0.37 0.54 (0.17) — (0.17) 10.85
5/31/20
10.72 0.21 (0.22) (0.01) (0.23) — (0.23) 10.48
Class
I
11/30/24(d)
9.94 0.14 0.17 0.31 (0.14) — (0.14) 10.11
5/31/24
9.92 0.28 0.01 0.29 (0.27) — (0.27) 9.94
5/31/23
10.18 0.26 (0.27) (0.01) (0.25) — (0.25) 9.92
5/31/22
10.91 0.26 (0.74) (0.48) (0.25) — (0.25) 10.18
5/31/21
10.55 0.28 0.36 0.64 (0.28) — (0.28) 10.91
5/31/20
10.78 0.32 (0.21) 0.11 (0.34) — (0.34) 10.55
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
2 .90% $ 121,849 0 .85% (e) 0 .81% (e) 2 .47% (e) 6%
2 .81 120,696 0 .84 0 .81 2 .57 9
( 0 .18 ) 135,824 0 .81 0 .80 2 .46 15
( 4 .68 ) 153,222 0 .79 0 .78 2 .24 15
5 .92 193,933 0 .79 0 .79 2 .37 6
0 .80 176,030 0 .82 0 .79 2 .79 21
2 .61 3,543 1 .65 (e) 1 .61 (e) 1 .66 (e) 6
2 .01 4,465 1 .64 1 .61 1 .77 9
( 1 .08 ) 7,253 1 .61 1 .60 1 .65 15
( 5 .47 ) 9,897 1 .59 1 .58 1 .44 15
5 .18 12,446 1 .59 1 .59 1 .57 6
( 0 .09 ) 12,261 1 .62 1 .59 1 .99 21
3 .11 81,214 0 .65 (e) 0 .61 (e) 2 .67 (e) 6
2 .95 79,771 0 .64 0 .61 2 .77 9
( 0 .04 ) 87,183 0 .61 0 .60 2 .65 15
( 4 .45 ) 95,483 0 .59 0 .58 2 .44 15
6 .13 99,746 0 .59 0 .59 2 .56 6
1 .02 82,558 0 .62 0 .59 2 .98 21

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Kentucky
Class
A
11/30/24(d)
$ 9.76 $ 0.14 $ 0.30 $ 0.44 $ (0.13) $ — $ (0.13) $ 10.07
5/31/24
9.76 0.26 — 0.26 (0.26) — (0.26) 9.76
5/31/23
10.17 0.27 (0.42) (0.15) (0.26) — (0.26) 9.76
5/31/22
11.24 0.26 (1.06) (0.80) (0.27) — (0.27) 10.17
5/31/21
10.91 0.30 0.32 0.62 (0.29) — (0.29) 11.24
5/31/20
10.92 0.31 (0.03) 0.28 (0.29) — (0.29) 10.91
Class
C
11/30/24(d)
9.75 0.10 0.30 0.40 (0.09) — (0.09) 10.06
5/31/24
9.75 0.18 0.01 0.19 (0.19) — (0.19) 9.75
5/31/23
10.17 0.18 (0.42) (0.24) (0.18) — (0.18) 9.75
5/31/22
11.24 0.18 (1.07) (0.89) (0.18) — (0.18) 10.17
5/31/21
10.91 0.21 0.32 0.53 (0.20) — (0.20) 11.24
5/31/20
10.92 0.22 (0.03) 0.19 (0.20) — (0.20) 10.91
Class
I
11/30/24(d)
9.74 0.15 0.30 0.45 (0.14) — (0.14) 10.05
5/31/24
9.74 0.28 — 0.28 (0.28) — (0.28) 9.74
5/31/23
10.16 0.28 (0.42) (0.14) (0.28) — (0.28) 9.74
5/31/22
11.23 0.28 (1.06) (0.78) (0.29) — (0.29) 10.16
5/31/21
10.90 0.32 0.32 0.64 (0.31) — (0.31) 11.23
5/31/20
10.91 0.33 (0.03) 0.30 (0.31) — (0.31) 10.90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .56% $ 170,492 1 .10% (e) 0 .80% (e) 2 .81% (e) 7%
2 .74 171,934 1 .13 0 .79 2 .64 21
( 1 .45 ) 198,453 1 .03 0 .78 2 .72 10
( 7 .25 ) 242,580 0 .83 0 .77 2 .41 16
5 .73 279,307 0 .83 0 .77 2 .67 5
2 .55 261,330 0 .93 0 .78 2 .78 13
4 .16 2,831 1 .90 (e) 1 .60 (e) 2 .01 (e) 7
1 .93 3,144 1 .93 1 .59 1 .84 21
( 2 .32 ) 4,003 1 .83 1 .58 1 .87 10
( 8 .01 ) 7,048 1 .63 1 .57 1 .60 16
4 .88 8,607 1 .63 1 .57 1 .87 5
1 .73 7,584 1 .73 1 .58 1 .98 13
4 .67 72,013 0 .90 (e) 0 .60 (e) 3 .02 (e) 7
2 .94 63,128 0 .93 0 .59 2 .84 21
( 1 .33 ) 62,831 0 .83 0 .58 2 .88 10
( 7 .05 ) 80,715 0 .63 0 .57 2 .60 16
5 .94 90,506 0 .63 0 .57 2 .87 5
2 .77 72,550 0 .73 0 .58 2 .98 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Michigan
Class
A
11/30/24(d)
$ 10.50 $ 0.16 $ 0.24 $ 0.40 $ (0.16) $ — $ (0.16) $ 10.74
5/31/24
10.54 0.30 (0.04) 0.26 (0.30) — (0.30) 10.50
5/31/23
10.93 0.26 (0.41) (0.15) (0.24) — (0.24) 10.54
5/31/22
12.09 0.23 (1.16) (0.93) (0.22) (0.01) (0.23) 10.93
5/31/21
11.92 0.26 0.18 0.44 (0.27) — (0.27) 12.09
5/31/20
11.67 0.29 0.25 0.54 (0.29) — (0.29) 11.92
Class
C
11/30/24(d)
10.46 0.11 0.25 0.36 (0.11) — (0.11) 10.71
5/31/24
10.51 0.22 (0.06) 0.16 (0.21) — (0.21) 10.46
5/31/23
10.90 0.18 (0.42) (0.24) (0.15) — (0.15) 10.51
5/31/22
12.05 0.13 (1.15) (1.02) (0.12) (0.01) (0.13) 10.90
5/31/21
11.88 0.17 0.17 0.34 (0.17) — (0.17) 12.05
5/31/20
11.63 0.19 0.25 0.44 (0.19) — (0.19) 11.88
Class
I
11/30/24(d)
10.48 0.17 0.25 0.42 (0.17) — (0.17) 10.73
5/31/24
10.53 0.32 (0.05) 0.27 (0.32) — (0.32) 10.48
5/31/23
10.92 0.28 (0.41) (0.13) (0.26) — (0.26) 10.53
5/31/22
12.07 0.25 (1.15) (0.90) (0.24) (0.01) (0.25) 10.92
5/31/21
11.90 0.29 0.17 0.46 (0.29) — (0.29) 12.07
5/31/20
11.65 0.31 0.25 0.56 (0.31) — (0.31) 11.90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
3 .79% $ 80,414 0 .86% (e) 0 .82% (e) 2 .92% (e) 12%
2 .50 81,446 0 .85 0 .83 2 .86 21
( 1 .36 ) 96,194 0 .84 0 .80 2 .47 34
( 7 .82 ) 117,382 0 .81 0 .78 1 .91 21
3 .72 148,560 0 .83 0 .80 2 .19 4
4 .66 120,780 0 .83 0 .80 2 .46 10
3 .47 4,439 1 .66 (e) 1 .62 (e) 2 .12 (e) 12
1 .57 4,938 1 .65 1 .63 2 .06 21
( 2 .15 ) 6,323 1 .64 1 .60 1 .66 34
( 8 .51 ) 8,853 1 .61 1 .58 1 .11 21
2 .90 10,442 1 .63 1 .60 1 .39 4
3 .84 10,443 1 .63 1 .60 1 .66 10
3 .99 153,704 0 .66 (e) 0 .62 (e) 3 .12 (e) 12
2 .60 135,633 0 .65 0 .63 3 .04 21
( 1 .13 ) 194,155 0 .64 0 .60 2 .67 34
( 7 .56 ) 185,889 0 .61 0 .58 2 .12 21
3 .93 190,067 0 .63 0 .60 2 .38 4
4 .88 148,589 0 .63 0 .60 2 .66 10

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Missouri
Class
A
11/30/24(d)
$ 10.39 $ 0.18 $ 0.25 $ 0.43 $ (0.18) $ — $ (0.18) $ 10.64
5/31/24
10.37 0.35 0.02 0.37 (0.35) — (0.35) 10.39
5/31/23
10.75 0.32 (0.40) (0.08) (0.30) — (0.30) 10.37
5/31/22
11.73 0.27 (0.99) (0.72) (0.26) — (0.26) 10.75
5/31/21
11.43 0.29 0.31 0.60 (0.30) — (0.30) 11.73
5/31/20
11.45 0.32 0.01 0.33 (0.35) — (0.35) 11.43
Class
C
11/30/24(d)
10.35 0.13 0.27 0.40 (0.14) — (0.14) 10.61
5/31/24
10.33 0.26 0.02 0.28 (0.26) — (0.26) 10.35
5/31/23
10.71 0.23 (0.40) (0.17) (0.21) — (0.21) 10.33
5/31/22
11.68 0.17 (0.97) (0.80) (0.17) — (0.17) 10.71
5/31/21
11.38 0.20 0.30 0.50 (0.20) — (0.20) 11.68
5/31/20
11.40 0.23 0.01 0.24 (0.26) — (0.26) 11.38
Class
I
11/30/24(d)
10.37 0.19 0.26 0.45 (0.19) — (0.19) 10.63
5/31/24
10.36 0.37 0.01 0.38 (0.37) — (0.37) 10.37
5/31/23
10.74 0.33 (0.39) (0.06) (0.32) — (0.32) 10.36
5/31/22
11.71 0.29 (0.97) (0.68) (0.29) — (0.29) 10.74
5/31/21
11.42 0.32 0.29 0.61 (0.32) — (0.32) 11.71
5/31/20
11.43 0.35 0.02 0.37 (0.38) — (0.38) 11.42
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
4 .16% $ 269,225 0 .77% (e) 0 .76% (e) 3 .34% (e) 6%
3 .60 269,956 0 .80 0 .78 3 .33 20
( 0 .75 ) 287,433 0 .77 0 .77 3 .03 25
( 6 .21 ) 340,019 0 .75 0 .75 2 .32 25
5 .27 384,737 0 .76 0 .76 2 .52 5
3 .00 311,195 0 .77 0 .77 2 .82 11
3 .83 6,686 1 .57 (e) 1 .56 (e) 2 .54 (e) 6
2 .76 7,416 1 .60 1 .58 2 .52 20
( 1 .54 ) 12,617 1 .57 1 .57 2 .22 25
( 6 .94 ) 18,127 1 .55 1 .55 1 .52 25
4 .45 23,454 1 .56 1 .56 1 .73 5
2 .08 22,911 1 .57 1 .57 2 .02 11
4 .35 251,309 0 .57 (e) 0 .56 (e) 3 .54 (e) 6
3 .69 230,840 0 .60 0 .58 3 .53 20
( 0 .54 ) 232,119 0 .57 0 .57 3 .22 25
( 5 .94 ) 306,700 0 .55 0 .55 2 .52 25
5 .41 333,691 0 .56 0 .56 2 .72 5
3 .22 294,393 0 .57 0 .57 3 .02 11

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Ohio
Class
A
11/30/24(e)
$ 10.90 $ 0.15 $ 0.03 $ 0.18 $ (0.15) $ — $ (0.15) $ 10.93
5/31/24
10.81 0.28 0.09 0.37 (0.28) — (0.28) 10.90
5/31/23
11.10 0.26 (0.30) (0.04) (0.25) — (0.25) 10.81
5/31/22
11.96 0.24 (0.87) (0.63) (0.22) (0.01) (0.23) 11.10
5/31/21
11.94 0.26 0.06 0.32 (0.26) (0.04) (0.30) 11.96
5/31/20
11.62 0.30 0.31 0.61 (0.29) — (0.29) 11.94
Class
C
11/30/24(e)
10.83 0.11 0.04 0.15 (0.11) — (0.11) 10.87
5/31/24
10.74 0.20 0.09 0.29 (0.20) — (0.20) 10.83
5/31/23
11.03 0.17 (0.30) (0.13) (0.16) — (0.16) 10.74
5/31/22
11.90 0.14 (0.87) (0.73) (0.13) (0.01) (0.14) 11.03
5/31/21
11.87 0.16 0.08 0.24 (0.17) (0.04) (0.21) 11.90
5/31/20
11.55 0.21 0.31 0.52 (0.20) — (0.20) 11.87
Class
I
11/30/24(e)
10.86 0.16 0.03 0.19 (0.16) — (0.16) 10.89
5/31/24
10.77 0.30 0.10 0.40 (0.31) — (0.31) 10.86
5/31/23
11.05 0.28 (0.29) (0.01) (0.27) — (0.27) 10.77
5/31/22
11.92 0.26 (0.87) (0.61) (0.25) (0.01) (0.26) 11.05
5/31/21
11.90 0.28 0.07 0.35 (0.29) (0.04) (0.33) 11.92
5/31/20
11.58 0.32 0.32 0.64 (0.32) — (0.32) 11.90
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
1 .66% $ 249,467 0 .79% (f) 0 .77% (f) 2 .72% (f) 4%
3 .52 257,439 0 .79 0 .78 2 .63 14
( 0 .35 ) 278,833 0 .77 0 .77 2 .38 29
( 5 .36 ) 309,710 0 .76 0 .76 2 .00 19
2 .73 365,676 0 .77 0 .77 2 .18 6
5 .35 342,227 0 .78 0 .77 2 .57 13
1 .38 6,680 1 .59 (f) 1 .57 (f) 1 .92 (f) 4
2 .72 8,101 1 .59 1 .58 1 .82 14
( 1 .17 ) 11,186 1 .57 1 .57 1 .58 29
( 6 .24 ) 14,599 1 .56 1 .56 1 .20 19
2 .00 18,821 1 .57 1 .57 1 .39 6
4 .52 19,914 1 .58 1 .57 1 .77 13
1 .78 298,211 0 .59 (f) 0 .57 (f) 2 .92 (f) 4
3 .73 297,539 0 .59 0 .58 2 .82 14
( 0 .07 ) 312,556 0 .57 0 .57 2 .58 29
( 5 .27 ) 343,499 0 .56 0 .56 2 .20 19
2 .94 360,971 0 .57 0 .57 2 .38 6
5 .59 308,803 0 .58 0 .57 2 .77 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Wisconsin
Class
A
11/30/24(e)
$ 9.93 $ 0.16 $ 0.01 $ 0.17 $ (0.16) $ — $ (0.16) $ 9.94
5/31/24
9.68 0.30 0.26 0.56 (0.31) — (0.31) 9.93
5/31/23
10.24 0.31 (0.54) (0.23) (0.33) — (0.33) 9.68
5/31/22
11.07 0.32 (0.83) (0.51) (0.32) — (0.32) 10.24
5/31/21
10.71 0.32 0.36 0.68 (0.32) — (0.32) 11.07
5/31/20
10.79 0.31 (0.10) 0.21 (0.29) — (0.29) 10.71
Class
C
11/30/24(e)
9.93 0.12 — 0.12 (0.12) — (0.12) 9.93
5/31/24
9.68 0.22 0.27 0.49 (0.24) — (0.24) 9.93
5/31/23
10.24 0.23 (0.54) (0.31) (0.25) — (0.25) 9.68
5/31/22
11.07 0.23 (0.82) (0.59) (0.24) — (0.24) 10.24
5/31/21
10.71 0.24 0.35 0.59 (0.23) — (0.23) 11.07
5/31/20
10.79 0.22 (0.10) 0.12 (0.20) — (0.20) 10.71
Class
I
11/30/24(e)
9.94 0.17 0.01 0.18 (0.17) — (0.17) 9.95
5/31/24
9.69 0.32 0.26 0.58 (0.33) — (0.33) 9.94
5/31/23
10.25 0.33 (0.54) (0.21) (0.35) — (0.35) 9.69
5/31/22
11.09 0.34 (0.83) (0.49) (0.35) — (0.35) 10.25
5/31/21
10.72 0.35 0.36 0.71 (0.34) — (0.34) 11.09
5/31/20
10.81 0.33 (0.11) 0.22 (0.31) — (0.31) 10.72
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
1 .75% $ 47,830 1 .46% (f) 0 .93% (f) 1 .34% (f) 0 .81% (f) 3 .15% (f) 3%
5 .97 50,878 1 .39 0 .90 1 .38 0 .89 3 .12 13
( 2 .27 ) 53,676 1 .10 0 .86 1 .10 0 .86 3 .14 3
( 4 .71 ) 70,472 0 .89 0 .84 0 .89 0 .84 2 .89 6
6 .42 81,624 0 .89 0 .84 0 .89 0 .84 2 .97 6
1 .93 82,985 0 .93 0 .84 0 .93 0 .84 2 .85 23
1 .22 2,510 2 .26 (f) 1 .73 (f) 2 .14 (f) 1 .61 (f) 2 .36 (f) 3
5 .13 2,987 2 .19 1 .70 2 .18 1 .69 2 .31 13
( 3 .04 ) 4,920 1 .90 1 .66 1 .90 1 .66 2 .34 3
( 5 .48 ) 6,905 1 .69 1 .64 1 .69 1 .64 2 .09 6
5 .59 8,272 1 .69 1 .64 1 .69 1 .64 2 .17 6
1 .11 9,205 1 .73 1 .64 1 .73 1 .64 2 .05 23
1 .84 17,689 1 .26 (f) 0 .73 (f) 1 .14 (f) 0 .61 (f) 3 .35 (f) 3
6 .16 18,952 1 .19 0 .70 1 .18 0 .69 3 .31 13
( 2 .05 ) 28,346 0 .90 0 .66 0 .90 0 .66 3 .33 3
( 4 .58 ) 46,690 0 .69 0 .64 0 .69 0 .64 3 .09 6
6 .72 56,144 0 .69 0 .64 0 .69 0 .64 3 .17 6
2 .03 61,377 0 .73 0 .64 0 .73 0 .64 3 .04 23

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust IV (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund (“Kansas”),
Nuveen Kentucky Municipal Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond
Fund (“Missouri”), Nuveen Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is November 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2024 (the "current fiscal period").
Fund Closure:
Effective September 27, 2019, Wisconsin closed to new and existing investors, except for dividend reinvestment plans that were elected on or before the Fund’s closing date. The Fund reserves the right to reopen at its discretion.
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
A
Fund
Gross
Custodian Fee
Credits
Kansas
$ —
Kentucky
—
Michigan
—
Missouri
—
Ohio
—
Wisconsin
—

Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK”) interest and paydown gains and
losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in
Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in

Notes to Financial Statements
(continued)
accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.
Kansas
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 201,492,216 $ – $ 201,492,216
Total $ – $ 201,492,216 $ – $ 201,492,216
Kentucky
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 263,337,586 $ – $ 263,337,586
Total $ – $ 263,337,586 $ – $ 263,337,586
Michigan
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 229,874,540 $ – $ 229,874,540
Total $ – $ 229,874,540 $ – $ 229,874,540
Missouri
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 521,817,504 $ – $ 521,817,504
Short-Term Investments:
Municipal Bonds – 4,000,000 – 4,000,000
Total $ – $ 525,817,504 $ – $ 525,817,504
Ohio
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 514,120,322 $ – $ 514,120,322
Total $ – $ 514,120,322 $ – $ 514,120,322
Wisconsin
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 69,332,953 $ – $ 69,332,953
Total $ – $ 69,332,953 $ – $ 69,332,953

4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Notes to Financial Statements
(continued)
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payments"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
24,855,000 — 24,855,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Kansas
$ — — %
Kentucky
17,260,726 4.06
Michigan
— —
Missouri
— —
Ohio
— —
Wisconsin
8,020,000 3.88

Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, Kansas, Ohio and Wisconsin will receive proceeds from the sale over a series of payments from Vistra through December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Total Return Swap Contracts:
During the current fiscal period, Kansas, Ohio and Wisconsin used total return swaps to help manage the equity risk of the portfolio’s Vistra Vision exposure.
In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade.
An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.
Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of
"Change in net unrealized appreciation (depreciation) of swaps" and realized gains and losses are recognized as a component of “Net realized gain
(loss) from swaps” on the Statement of Operations, where applicable.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
24,855,000 — 24,855,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Kansas
$ 12,074,129 $ 17,513,850
Kentucky
24,287,561 18,059,963
Michigan
30,399,399 25,438,057
Missouri
35,693,909 32,611,076
Ohio
22,934,276 76,435,770
Wisconsin
2,061,840 15,222,675

Notes to Financial Statements
(continued)
For over-the-counter ("OTC") swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities, where applicable.
The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Average Notional Amount of Swap Contracts
Outstanding
*
Kansas $ 1,585,627
Ohio 6,230,129
Wisconsin 1,795,745
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Kansas
Swap contracts Equity $ (1,587,369) $ –
Ohio
Swap contracts Equity (6,186,531) –
Wisconsin
Swap contracts Equity (1,780,289) –

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/24
Year Ended
5/31/24
Kansas Shares Amount Shares Amount
Subscriptions:
Class A 788,048 $7,946,150 1,184,841 $11,750,552
Class A - automatic conversion of Class C 3,059 30,807 52,351 515,977
Class C 2,442 24,493 56,294 545,994
Class I 1,109,208 11,198,589 3,159,780 31,276,385
Total subscriptions 1,902,757 19,200,039 4,453,266 44,088,908
Reinvestments of distributions:
Class A 128,617 1,294,705 267,816 2,645,033
Class C 3,294 33,079 9,043 89,017
Class I 99,221 1,001,264 190,979 1,891,830
Total reinvestments of distributions 231,132 2,329,048 467,838 4,625,880
Redemptions:
Class A (1,003,388) (10,112,012) (3,073,372) (30,307,725)
Class C (101,632) (1,021,102) (296,764) (2,933,872)
Class C - automatic conversion to Class A (3,065) (30,807) (52,489) (515,977)
Class I (1,194,911) (12,077,895) (4,120,426) (40,287,386)
Total redemptions (2,302,996) (23,241,816) (7,543,051) (74,044,960)
Net increase (decrease) (169,107) $(1,712,729) (2,621,947) $(25,330,172)
Six Months Ended
11/30/24
Year Ended
5/31/24
Kentucky Shares Amount Shares Amount
Subscriptions:
Class A 442,930 $4,421,242 746,776 $7,261,303
Class A - automatic conversion of Class C 88 873 — —
Class C 2,772 27,569 5,597 55,285
Class I 1,102,857 10,988,753 3,164,245 31,038,060
Total subscriptions 1,548,647 15,438,437 3,916,618 38,354,648
Reinvestments of distributions:
Class A 215,876 2,153,751 474,777 4,627,075
Class C 2,663 26,543 6,614 64,413
Class I 82,870 825,668 149,628 1,455,457
Total reinvestments of distributions 301,409 3,005,962 631,019 6,146,945
Redemptions:
Class A (1,349,231) (13,440,896) (3,940,381) (38,378,227)
Class C (46,401) (462,445) (100,307) (975,180)
Class C - automatic conversion to Class A (88) (873) — —
Class I (503,632) (5,009,269) (3,284,979) (30,982,538)
Total redemptions (1,899,352) (18,913,483) (7,325,667) (70,335,945)
Net increase (decrease) (49,296) $(469,084) (2,778,030) $(25,834,352)

Notes to Financial Statements
(continued)
Six Months Ended
11/30/24
Year Ended
5/31/24
Michigan Shares Amount Shares Amount
Subscriptions:
Class A 500,250 $5,343,668 614,443 $6,443,730
Class A - automatic conversion of Class C 69 733 — —
Class C 50,094 535,892 77,946 820,905
Class I 3,357,936 35,505,060 6,173,644 65,002,865
Total subscriptions 3,908,349 41,385,353 6,866,033 72,267,500
Reinvestments of distributions:
Class A 96,583 1,031,631 196,447 2,064,596
Class C 4,254 45,311 9,883 103,545
Class I 180,458 1,924,502 396,725 4,158,148
Total reinvestments of distributions 281,295 3,001,444 603,055 6,326,289
Redemptions:
Class A (872,803) (9,330,281) (2,174,093) (22,776,847)
Class C (111,827) (1,193,848) (217,463) (2,279,555)
Class C - automatic conversion to Class A (69) (733) — —
Class I (2,155,809) (23,052,023) (12,070,952) (124,538,015)
Total redemptions (3,140,508) (33,576,885) (14,462,508) (149,594,417)
Net increase (decrease) 1,049,136 $10,809,912 (6,993,420) $(71,000,628)
Six Months Ended
11/30/24
Year Ended
5/31/24
Missouri Shares Amount Shares Amount
Subscriptions:
Class A 1,326,630 $14,036,019 3,863,332 $40,309,497
Class A - automatic conversion of Class C 212 2,235 3,128 32,631
Class C 29,736 312,506 39,688 411,777
Class I 3,075,156 32,561,818 6,883,984 71,433,553
Total subscriptions 4,431,734 46,912,578 10,790,132 112,187,458
Reinvestments of distributions:
Class A 410,902 4,346,466 839,289 8,707,718
Class C 7,963 83,918 23,590 243,467
Class I 264,504 2,794,469 498,109 5,159,959
Total reinvestments of distributions 683,369 7,224,853 1,360,988 14,111,144
Redemptions:
Class A (2,432,581) (25,726,500) (6,428,014) (66,392,863)
Class C (123,761) (1,303,939) (564,676) (5,841,527)
Class C - automatic conversion to Class A (213) (2,235) (3,140) (32,631)
Class I (1,953,255) (20,613,978) (7,542,757) (77,429,228)
Total redemptions (4,509,810) (47,646,652) (14,538,587) (149,696,249)
Net increase (decrease) 605,293 $6,490,779 (2,387,467) $(23,397,647)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
11/30/24
Year Ended
5/31/24
Ohio Shares Amount Shares Amount
Subscriptions:
Class A 937,098 $10,302,389 2,716,905 $29,151,147
Class A - automatic conversion of Class C 6,115 67,883 1,688 18,385
Class C 22,333 242,528 69,044 740,661
Class I 2,836,967 31,063,338 7,924,894 85,444,806
Total subscriptions 3,802,513 41,676,138 10,712,531 115,354,999
Reinvestments of distributions:
Class A 275,013 3,019,490 553,457 5,988,296
Class C 6,022 65,751 14,887 159,989
Class I 321,302 3,514,040 613,933 6,615,213
Total reinvestments of distributions 602,337 6,599,281 1,182,277 12,763,498
Redemptions:
Class A (2,025,199) (22,233,526) (5,454,184) (58,872,225)
Class C (155,225) (1,698,004) (375,536) (4,013,749)
Class C - automatic conversion to Class A (6,152) (67,883) (1,698) (18,385)
Class I (3,182,839) (34,649,869) (10,166,870) (108,358,482)
Total redemptions (5,369,415) (58,649,282) (15,998,288) (171,262,841)
Net increase (decrease) (964,565) $(10,373,863) (4,103,480) $(43,144,344)
Six Months Ended
11/30/24
Year Ended
5/31/24
Wisconsin Shares Amount Shares Amount
Subscriptions:
Class A 20,288 $204,297 129,289 $1,256,840
Class A - automatic conversion of Class C — — 16,080 157,296
Class C — — — —
Class I 52,072 514,899 46,973 464,765
Total subscriptions 72,360 719,196 192,342 1,878,901
Reinvestments of distributions:
Class A 80,199 806,938 169,280 1,638,022
Class C 3,295 33,144 10,256 98,980
Class I 29,018 292,283 73,761 712,606
Total reinvestments of distributions 112,512 1,132,365 253,297 2,449,608
Redemptions:
Class A (409,879) (4,102,115) (734,631) (7,078,908)
Class C (51,517) (521,151) (201,497) (1,953,508)
Class C - automatic conversion to Class A — — (16,090) (157,296)
Class I (209,176) (2,095,999) (1,139,149) (10,902,584)
Total redemptions (670,572) (6,719,265) (2,091,367) (20,092,296)
Net increase (decrease) (485,700) $(4,867,704) (1,645,728) $(15,763,787)

Notes to Financial Statements
(continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees
: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Kansas
$ 209,611,666 $ 1,781,352 $ (9,900,802) $ (8,119,450)
Kentucky
243,171,397 2,549,243 (7,238,054) (4,688,811)
Michigan
228,588,032 3,890,100 (2,603,592) 1,286,508
Missouri
523,076,932 8,458,784 (5,718,212) 2,740,572
Ohio
515,782,370 6,608,625 (8,270,673) (1,662,048)
Wisconsin
64,167,751 512,680 (3,367,478) (2,854,798)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Kansas
$ 664,191 $ 25,633 $ — $ (10,232,001) $ (10,113,915) $ — $ (449,201) $ (20,105,293)
Kentucky
288,572 — — (12,484,093) (17,357,192) — (544,019) (30,096,732)
Michigan
754,153 — — (5,252,068) (24,483,151) — (565,036) (29,546,102)
Missouri
2,036,191 293 — (10,371,344) (36,330,496) — (1,498,301) (46,163,657)
Ohio
1,402,643 78,368 — 1,296,849 (20,148,792) — (1,344,230) (18,715,162)
Wisconsin
193,023 22,770 — (2,414,229) (8,365,580) — (199,533) (10,763,549)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2024 through May 31, 2024 and paid on June 3, 2024.
Fund
Short-Term Long-Term Total
Kansas
$ 4,601,824 $ 5,512,091 $ 10,113,915
Kentucky
5,569,402 11,787,790 17,357,192
Michigan
4,080,933 20,402,218 24,483,151
Missouri
12,667,936 23,662,560 36,330,496
Ohio
9,045,702 11,103,090 20,148,792
Wisconsin
2,820,859 5,544,721 8,365,580

Annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of November 30, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Average Daily Net Assets Kansas Kentucky Michigan Missouri Ohio Wisconsin
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Kansas
0 .1569%
Kentucky
0 .1569%
Michigan
0 .1569%
Missouri
0 .1569%
Ohio
0 .1569%
Wisconsin
0 .1569%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Ohio N/A N/A 0.75%
Wisconsin 0.65 % July 31, 2026 N/A
N/A - Not Applicable.

Notes to Financial Statements
(continued)
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Kansas
$ — $ — $ —
Kentucky
— — —
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
— 2,353,050 (222,820)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Kansas
$ 86,112 $ 82,141
Kentucky
55,389 53,549
Michigan
32,835 31,927
Missouri
165,972 155,622
Ohio
87,482 83,607
Wisconsin
— —
Fund
Commission
Advances
Kansas
$ 55,828
Kentucky
41,122
Michigan
28,923
Missouri
89,462
Ohio
60,666
Wisconsin
—
Fund
12b-1 Fees
Retained
Kansas
$ 1,380
Kentucky
449
Michigan
3,093
Missouri
1,543
Ohio
2,567
Wisconsin
249

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”
on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
Fund
CDSC
Retained
Kansas
$ 534
Kentucky
56
Michigan
—
Missouri
92
Ohio
—
Wisconsin
—
Fund
Maximum
Outstanding
Balance
Kansas
$ 613,804
Kentucky
653,629
Michigan
1,786,484
Missouri
—
Ohio
2,652,839
Wisconsin
1,267,282

Notes to Financial Statements
(continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
11. Subsequent Events
Sale of Vistra Vision interests:
On December 31, 2024, Wisconsin received all the proceeds for the sale of its interest in Vistra Vision. As of January
1, 2025, the Fund no longer has a receivable or payable on the Statement of Assets and Liabilities for this sale.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Kansas
3 $ 613,804 6.53%
Kentucky
4 277,286 6.41
Michigan
3 1,786,484 6.53
Missouri
— — —
Ohio
4 1,763,139 6.41
Wisconsin
4 1,070,142 6.41

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust IV

Date: February 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 5, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: February 5, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)